As filed with the Securities and Exchange Commission on August 24, 2001

                                                File Nos. ________ and 811-10475

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.______                          [ ]
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No._______

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                    808 IAA Drive Bloomington, Illinois 61702
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (309) 557-3092

                             Robert J. McDade, Esq.
                          Office of the General Counsel
                                1701 Towanda Ave.
                           Bloomington, Illinois 61702
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 David J. Harris
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

         It is proposed that this filing will become effective (check appropriate box):

[    ] immediately upon filing pursuant to paragraph (b).

[    ] on (date) pursuant to paragraph (b).

[    ] 60 days after filing pursuant to paragraph (a)(1 ).

[    ] on (date) pursuant to paragraph (a)(1).

[    ] 75 days after filing pursuant to paragraph (a)(2).

[    ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




                                   PROSPECTUS

                                November 1, 2001


                               Country Growth Fund
                              Country Balanced Fund
                    (formerly Country Asset Allocation Fund)
                          Country Tax Exempt Bond Fund
                            Country Money Market Fund
                          Country Short-Term Bond Fund
               (formerly Country Short-Term Government Bond Fund)
                                Country Bond Fund
                     (formerly Country Long-Term Bond Fund)



The securities described in this prospectus have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has also not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Fund Information

Concise Fund-by-Fund descriptions are provided on the following pages. Each description provides the specific goals, strategies, risks, suitability and performance. Before investing, make sure that the Fund's goal matches your own. The Funds cannot be certain that they will achieve their goals. Please keep this prospectus with your investment records.

Table of Contents

Shareholder Fees...............................................................3
Annual Fund Operating Expenses.................................................3
Example........................................................................5
Growth Fund....................................................................6
Balanced Fund..................................................................8
Tax - Exempt Bond Fund........................................................11
Money Market Fund.............................................................14
Short-Term Bond Fund..........................................................17
Bond Fund.....................................................................19
Management of the Funds.......................................................22
Distribution Arrangements.....................................................22
Your Investment - Buying Shares...............................................22
Your Investment - Selling Shares..............................................24
Your Investment -- Transaction Policies.......................................25
Distributions and Taxes.......................................................27
Other Securities and Risks....................................................28
Financial Highlights..........................................................30


Fees and Expenses of the Funds
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Fees
--------------------------------------------------------------------------------
(fees paid directly from your investment):

                                                              Class A                    Class Y
                                                              -------                    -------
Maximum Sales Load Imposed on Purchases             5.25% (Growth and Balanced)           None
     (as a percentage of offering price)      2.5% (Tax-Exempt Bond, Short-Term Bond
                                                             and Bond)
Maximum Deferred Sales Load (as a                              None                       None
     percentage of offering price)
Maximum Sales Load on reinvested dividends                     None                       None
(as a percentage of offering price).
Redemption Fees                                                None                       None
Exchange Fee                                                   None                       None
Maximum Account Fee                                            None                       None



Annual Fund Operating Expenses *
--------------------------------------------------------------------------------
(expenses that are deducted from each Fund's assets):
                                    Class A**

                           Management      Distribution        Other        Total Annual Fund
                              Fees            Fees            Expenses      Operating Expenses*
Growth Fund                   0.75%           0.12%              .25%            1.12%
Balanced Fund                 0.75%           0.12%              .47%            1.34%
Tax Exempt Bond Fund          0.50%           0.12%              .64%            1.26%
Money Market Fund             0.50%           0.00%              .31%            0.81%
Short-Term Bond Fund          0.50%           0.12%              .37%            0.99%
Bond Fund                     0.75%           0.12%              .30%            1.17%

                                     Class Y

                            Management     Distribution        Other        Total Annual Fund
                              Fees           Fees             Expenses      Operating Expenses*

Growth Fund                   0.75%           0.12%              .25%            1.12%
Balanced Fund                 0.75%           0.12%              .47%            1.34%
Tax Exempt Bond Fund          0.50%           0.12%              .64%            1.26%
Money Market Fund             0.50%           0.00%              .31%            0.81%
Short-Term Bond Fund          0.50%           0.12%              .37%            0.99%
Bond Fund                     0.75%           0.12%              .30%            1.17%

--------------------------------------------------------------------------------

     * This table shows the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on Class Y (no load) of each Fund's actual operating expenses for its most recent complete fiscal year before voluntary fee waivers and/or reimbursements from the advisor. Actual total operating expenses for the fiscal year ended June 30, 2001 after voluntary fee waivers and/or reimbursements were 1.10% for the Growth Fund, 1.32% for the Balanced Fund, .85% for the Tax Exempt Bond Fund, .80% for the Money Market Fund, .85% for the Short-Term Bond Fund and .85% for the Bond Fund. The Funds expect the expense subsidy to continue through the current fiscal year for the Short-Term Bond Fund and Bond Fund, although there is no guarantee that it will do so. The Growth Fund, Balanced Fund, Tax Exempt Bond Fund and Money Market Fund do not expect to receive a subsidy from the advisor for the current fiscal year. Distribution fees represent amounts incurred during the last fiscal year. The maximum amount under each Fund's plan is 0.25% on an annual basis. The Money Market Fund does not have a distribution plan. Country Trust Bank serves as the Funds' custodian, without compensation, after voluntary waivers. For the fiscal year ended June 30, 2001, Country Trust Bank waived $28,929, $4,170, $5,085, $7,178, $3,865, and $6,001, for custodian fees for the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Money Market Fund, Short-Term Bond Fund and the Bond Fund, respectively.


     ** Class A (Load) shares had not commenced operations as of June 30, 2001. The figures provided are estimated based on the Funds' Class Y (No Load) shares.


Example (Class A)
--------------------------------------------------------------------------------

This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds. The example assumes that:

o    you invest $10,000 for the time periods indicated;

o    you redeem all of your shares at the end of the time periods;

o    your investment has a hypothetical 5% return each year;

o    all distributions are reinvested; and

o    each Fund's operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

                         1 Year        3 Years      5 Years      10 Years

Growth Fund               $633           $862         $1,110      $1,817
Balanced Fund             $654           $927         $1,221      $2,053
Tax Exempt Bond Fund      $375           $640         $924        $1,735
Short-Term Bond Fund      $348           $557         $783        $1,433
Bond Fund                 $336           $612         $878        $1,635



Example (Class Y)
--------------------------------------------------------------------------------

This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds. The example assumes that:

o    you invest $10,000 for the time periods indicated;

o    you redeem all of your shares at the end of the time periods;

o    your investment has a hypothetical 5% return each year;

o    all distributions are reinvested; and

o    each Fund's operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

                         1 Year     3 Years     5 Years     10 Years

Growth Fund               $114        $356        $617       $1,363
Balanced Fund             $136        $425        $734       $1,613
Tax Exempt Bond Fund      $128        $400        $692       $1,523
Money Market Fund         $ 83        $259        $450       $1,002
Short-Term Bond Fund      $101        $315        $547       $1,213
Bond Fund                 $119        $372        $644       $1,420



Growth Fund
--------------------------------------------------------------------------------

[ICON]  Investment Goals
Growth of capital. Dividend income, if any, will be incidental to this goal.

[ICON]  Principal Strategy
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

[ICON]Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o stock market risk, or the risk that the price of securities held by the Fund will rise or fall due to various conditions or circumstances which may be unpredictable

o    the risk of losing your money (investment)

o the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the stocks they buy

o the value of any fixed-income security held by the Fund is likely to decline when interest rates rise

[ICON]Suitability
The Fund may be a suitable investment for you if you:

o have a long-term investment horizon such as investing for retirement or other future goals

o    can accept the risks of investing in a portfolio of common stocks

o    desire a Fund that uses a growth-oriented strategy

o    can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a short investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

What is the S&P 500?
The Fund uses the S&P 500 for performance comparisons. The S&P 500 is a major stock market index (or "benchmark") comprised of 500 companies representing a broad range of industries. Standard & Poor's, a division of the McGraw-Hill Companies, Inc., created the index. Companies included in the S&P 500 are large, industry leaders and are financially and operationally stable. Their stocks tend to trade frequently and are easy to buy and sell. The S&P 500 is constructed using market weights to provide a broad indicator of stock price movements. Changes in the makeup of the S&P 500 are not made very often. Companies are removed from the index if they no longer meet certain standards.

[ICON] Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual Funds, past performance is not a prediction of future performance and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2000, the highest return for a quarter was +22.38% for the quarter ended December 31, 1998 and the lowest return for a quarter was -11.08% for the quarter ended September 30, 1998. The year-to-date total return as of September 30, 2001 was +____%.

   1991        +27.85%       1996      +22.01%
   1992        + 2.13%       1997      +19.71%
   1993        + 6.34%       1998      +17.50%
   1994        + 0.28%       1999      +21.55%
   1995        +31.07%       2000      + 5.54%

Performance Table
Average annual total returns as of December 31, 2000

------------------ --------------- ------------ -----------
                        1 Year        5 Years    10 Years
------------------ --------------- ------------ -----------
Growth Fund              5.54%         17.10%     14.92%
------------------ --------------- ------------ -----------
S&P 500 Index           -9.13%         18.30%     17.43%
------------------ --------------- ------------ -----------

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Because Class A shares of this Fund had not commenced operations as of December 31, 2000, there is no performance information available for those classes at this time. The performance above shows that of the Class Y (No Load) shares.

[Firstar:   Insert After Tax Charts For all Funds]

[ICON]Portfolio Managers
A team of portfolio managers led by John D. Enlund manages the Fund. Mr. Enlund received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the Chartered Financial Analyst designation in 1986. Mr. Enlund, an Investment Officer of the advisor, manages various trust portfolios for Country Trust Bank in addition to his responsibilities with the Growth Fund. He joined the advisor in 1999. Other members of the committee currently include Bernard R. Dorneden, Bruce Finks, John Jacobs and Derek Vogler. Mr. Dorneden received his B.S. in business administration from Northern Illinois University in 1966, his M.B.A. from Bradley University in 1970 and his Chartered Financial Analyst designation in 1980. Mr. Dorneden joined the advisor in 1966 and his current position is Vice President -- Equities. Mr. Finks received his B.S. in finance from Illinois State University in 1976 and earned his Chartered Financial Analyst designation in 1987. He joined the advisor in 1992 as an Equity Investment Officer and is currently the Vice President of Investments for the advisor. See "Balanced Fund" for biographies of Mr. Jacobs and Mr. Vogler.

[ICON] BALANCED FUND

[ICON] Investment Goal Growth of capital and current income.

[ICON] Principal Strategy
The Fund invests in a mix of stocks and bonds. Stocks include common, preferred, and convertible preferred. Bonds include convertibles, short-term interest bearing obligations, U.S. Government securities, corporate, mortgage-backed and asset-backed securities. The Fund's mix of stocks and bonds varies in response to market conditions, investment outlooks, and risk/reward characteristics of the two asset classes. The Balanced Fund ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. Although usually the majority of the Fund's assets are invested in common stocks, the Fund may choose to invest as much as 75% of its total assets in fixed-income securities, including short-term securities. In order to manage risk, the Fund will be invested in securities representing a number of different industries.

The common stocks and equity securities purchased are primarily those of well-established, large-capitalization companies that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

Bond purchases are based on maturity and quality. The ones chosen offer the best return relative to the risk taken. If the portfolio managers believe that interest rates may decline, longer maturity issues will be purchased. Conversely, when the portfolio managers believes that interest rates may rise, emphasis is placed on shorter maturities.

The Fund will invest in corporate debt securities. These securities will be within the four highest grades assigned by independent ratings agencies or in non-rated equivalents. The commercial paper in which the Fund may invest will be in the top two grades assigned by independent ratings agencies or in non-rated equivalents.

[ICON] Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o Stock market risk, or the risk that the price of a security will rise or fall due to various conditions or circumstances which may be unpredictable

o the value of your investment will fluctuate in response to stock and bond market movements

o the possibility that bond issuers may not make promised interest and principal payments on time or in full or interest rates may rise causing bond prices to decline in value

o    the risk of losing your money (investment)

[ICON] Suitability
The Fund may be a suitable investment for you if you:

o    desire an investment that focuses on both growth and income

o    are investing for retirement or other long-term goals

o    can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a shorter-term investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

What is Capital?
In regard to the investment goal of the Fund, capital refers to the amount of money that you invest in a Fund. If you choose to have your dividends and other distributions reinvested in additional shares of a Fund, the amount of the dividends or other distributions will be added to your initial investment to increase the amount of your capital. If the price of the Fund's net asset value increases because of increases in the value of the securities in the Fund, your capital will also increase. Conversely, if the values of the Fund's investments go down and the price of the Fund's shares decreases, you may lose some of your capital.

[ICON] Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual Funds, past performance is not a prediction of future performance and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2000, the highest return for a quarter was +11.74% for the quarter ended December 31, 1998 and the lowest return for a quarter was -4.91% for the quarter ended September 30, 1998. The year-to-date total return as of September 30, 2001 was ____%. The calendar year annual returns for the years ended 1990 through 1992 reflect the operation of the Fund with an investment objective of income. The Fund's performance for the calendar years ended 1993 to present reflect the current investment objective of the Fund.

    1991       + 12.98%     1996      + 12.96%
    1992       +  6.14%     1997      + 17.94%
    1993       +  9.03%     1998      + 11.88%
    1994       -  1.01%     1999      + 13.40%
    1995       + 25.34%     2000      +  5.08%

Performance Table
Average annual total returns as of December 31, 2000

                                                  1 Year    5 Years     10 Years

Balanced Fund                                      5.08%     12.17%      11.60%
S&P 500 Index                                     -9.13%     18.30%      17.43%
Merrill Lynch U.S. Domestic Master Bond Index *    ____%     ____%       ____%
Lipper Flexible Fund Index **                      ____%      ___%       ____%

*    The Merrill Lynch U.S.  Domestic  Master Bond Index is a basket of publicly
     issued  Government  Bonds,   Corporate  Bonds  and  Mortgage  Pass  Through
     Securities with maturities greater than one year.

** The Lipper Flexible Fund Index has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Because Class A shares of this Fund had not commenced operations as of December 31, 2000, there is no performance information available for those classes at this time. The performance above shows that of the Class Y (No Load) shares.


[ICON] Portfolio Managers
A committee led by John D. Enlund is responsible for the stock portion of the Fund. Current members of the committee include Bernard R. Dorneden, Bruce Finks, Derek Vogler, and John Jacobs. See "Growth Fund" for biographies of Mr. Enlund, Mr. Dorneden and Mr. Finks. Derek Vogler, a graduate of Illinois State University, received his B.S. in finance in 1993, his M.B.A. in 1995, and his Chartered Financial Analyst designation in 1998. Mr. Vogler joined the advisor in 1995 and his current position is Portfolio Manger. John Jacobs is the manager of the fixed-income portion of the Fund. Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University. He is a Chartered Financial Analyst and has served as a member of the advisor's investment committee. Prior to joining the advisor in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed-income portion of the Fund since December of 1978. Mr. Jacobs is also the portfolio manager for both the Short-Term Bond Fund and the Bond Fund (since January, 1997).


Tax - Exempt Bond Fund
--------------------------------------------------------------------------------

[ICON] Investment Goal
Highest level of current interest income exempt from federal income taxes.

[ICON] Principal Strategy
The Fund invests at least 80% of its assets in municipal bonds. The remainder of the portfolio may consist of temporary investments and cash. The municipal bonds purchased by the Fund are exempt from federal income taxes. The Fund will purchase municipal bonds that are rated, at the time of purchase, within the four highest grades assigned by independent rating agencies or in non-rated equivalents. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The Fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to the alternative minimum tax.

To reduce risk, the portfolio manager diversifies the investment portfolio geographically and across different industry sectors. The Fund purchases bonds that meet its current duration specification, which is five to seven years. Other considerations include interest rate anticipation, yield curve shifts, shifts in quality spreads, shifts in geographic value (i.e., State vs. State, State vs. City), rating upgrades and downgrades, and yield curve inflection points.

[ICON] Important Risks

There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o interest rate risk, or the risk that the value of the securities the Fund holds will rise or fall as a result of changes in interest rates

o tax law risk, or the risk that changes in tax laws could affect the prices of municipal securities in an unfavorable way

o credit risk, or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full

o call risk, or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o    the risk of losing your money (investment)

[ICON] Suitability
The Fund may be a suitable investment for you if you seek to:

o    earn regular monthly dividends exempt from federal income tax

o    preserve investment capital over time

o    reduce taxes on investment income

o    invest in a Fund which complements a more aggressive investment approach

You should not consider this Fund for your IRA or 401(k) plan, or if you wish a growth investment strategy or you do not pay U.S. income taxes.

What are Municipal Securities?
The Fund invests in municipal securities which are debt obligations of states, cities, towns, and other political subdivisions, agencies or public authorities that pay interest exempt from federal income tax. These securities are often issued to raise money for public services and projects such as schools, hospitals and public transportation systems. Municipal securities may be bonds, notes and commercial paper, may have a fixed or floating rate of interest, or be issued as zero coupon bonds.

[ICON] Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual Funds, past performance is not a prediction of future performance and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2000, the highest return for a quarter was ____% for the quarter ended _________________ and the lowest return for a quarter was ____% for the quarter ended _______________. The year-to-date total return as of September 30, 2001 was ____%.

    1991           + 10.06%      1996   + 2.96%
    1992           +  7.78%      1997   + 8.98%
    1993           +  8.84%      1998   + 5.94%
    1994           -  6.10%      1999   - 1.59%
    1995           + 15.87%      2000   + 8.62%


Performance Table
Average annual total returns as of December 31, 2000

                                               1 Year    5 Years     10 Years
Tax Exempt Bond Fund                            8.62%     4.91%       5.96%
Lehman Brothers 7-Year Municipal Bond Index*    ___%      ___%         ___%
Lipper Intermediate Municipal Bond Index ***    ___%      ___%         ___%

* The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investment in cash, the impact of any servicing, investment management, or administrative expenses. The Lehman 7-Year Municipal Bond Index inception is 1991.

*** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond Funds with a five to ten year average weighted maturity.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Because Class A shares of this Fund had not commenced operations as of June 30, 2001, there is no performance information available for those classes at this time. The performance above shows that of the Class Y (No Load) shares.

[ICON] Portfolio Manager
Mary S. Guinane is the portfolio manager for this Fund. Ms. Guinane earned a M.B.A. from Illinois State University and a B.A. in psychology and sociology from St. Ambrose College. Ms. Guinane has been with the advisor since 1981 and has managed this Fund since October 1, 1986.


Money Market Fund
--------------------------------------------------------------------------------

[ICON]Investment Goals
Maximum current income, a stable net asset value of $1.00 per share and daily liquidity.

[ICON] Principal Strategy
To pursue its goal, the Fund invests in a portfolio of high-quality, money market securities maturing in 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The securities in which the Fund invests include:

o investments issued by U.S. banks, such as certificates of deposit or bankers acceptances and repurchase agreements

o    investments   issued   by   the   U.S.   Government,   its   agencies   and
     instrumentalities, such as notes and bonds

o investments issued by corporations, such as high-quality debt securities (bonds, notes and debentures)

o commercial paper rated in the top tier by two independent rating agencies, issued by foreign and domestic corporations, banks and government entities

The Fund may invest up to 5% of its assets in non-rated securities which the investment advisor has determined are of high-quality and present minimal credit risks, subject to guidelines and criteria approved by the Board of Directors. The Fund may also invest in U.S. dollar denominated securities of foreign issuers. The Fund will not invest more than 5% of its assets in second tier securities.

[ICON] Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o risk that the value of the securities the Fund holds will rise or fall as a result of changes in interest rates

o your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

o the rate of income will vary from day to day so that the monthly dividends paid to your account will vary

o there is the risk of losing your money (investment) even though the Fund seeks to preserve the value of your investment at $1.00 per share

[ICON] Suitability
The Fund may be a suitable investment for you if you seek to:

o    earn regular monthly dividends

o    preserve your initial investment

o    invest for a short period of time

o    invest emergency reserves

You should not consider this Fund if you want Federal deposit insurance, your financial goals are at least several years away or you wish to have a growth investment strategy.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

What is a Money Market Fund?
A money market Fund, such as our Fund described on this page, is designed for current income and invests in very liquid assets such as Federal securities, certificates of deposit and commercial paper (very short-term bonds). An investment in a money market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that money market Funds will be able to maintain a stable net asset value of $1.00 per share. Most money market Funds offer checkwriting for easy liquidity.

[ICON] Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance - the Lipper Money Market Fund Index. Both tables assume reinvestment of dividends and distributions. As with all mutual Funds, past performance is not a prediction of future performance and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2000, the highest return for a quarter was ____% for the quarter ended and the lowest return for a quarter was ____% for the quarter ended. The year-to-date total return as of September 30, 2001 was ____%.

    1991              +4.95%           1996           +4.59%
    1992              +2.38%           1997           +4.81%
    1993              +2.71%           1998           +4.86%
    1994              +3.75%           1999           +4.53%
    1995              +5.13%           2000           +5.76%


Performance Table
Average annual total returns as of December 31, 2000

                                                1 Year   5 Years   10 Years
Money Market Fund                               5.76%     4.91%      4.34%
Salomon Brothers 3-month Treasury Bill Index *   ___%      ___%      ___%
Lipper Money Market Fund Index **                ___%      ___%      ___%

*    The Salomon Smith Barney  3-month  Treasury bill Index is an average of the
     last  three-month   Treasury  bill  issues.   It  measures  monthly  return
     equivalents of yield averages that are not marked to market.

** The Lipper Money Market Fund Index is an average of all money market mutual Funds in an investment objective as compiled by Lipper.

The Fund's 7-day yield for the period ending on September 30, 2001 was ____%. You may obtain the Fund's current 7-day yield by calling (800)245-2100.



[ICON]  Portfolio Manager
Scott A. Skowronski is the Portfolio Manager for this Fund. Mr. Skowronski received a Bachelor of Arts degree in risk management from Illinois Wesleyan University in 1997. After joining the advisor as an IRA Administrator in 1998, he now serves as Investment Analyst. Mr. Skowronski began assisting with the Fund in 2000.


Short-Term Bond Fund
--------------------------------------------------------------------------------

[ICON] Investment Goal
High level of current income consistent with preservation of capital and maintenance of liquidity.

[ICON] Principal Strategy
The Fund mainly invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and expects to maintain a maturity of less than three years. Under normal conditions, the Fund invests at least 80% of assets in bonds including:

o    debt  obligations  of  corporations  which are rated  within  the top three
     rating   categories  by  independent   rating   agencies  or  in  non-rated
     equivalents

o    securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities

o securities of major U.S. banking institutions, obligations of international agencies and U.S. dollar denominated foreign debt securities

The remaining 20% may be invested in cash, commercial paper and high-grade liquid debt securities.

[ICON] Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o risk that the value of the securities the Fund holds will rise or fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations

o call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o the U.S. Government and corporations do not guarantee the market value or the current yield of government securities or the net asset value of shares of the Fund

o    is the risk of losing your money (investment)

[ICON] Suitability
The Fund may be a suitable investment for you if you seek:

o to earn higher yields than money market Funds offer and are able to tolerate larger fluctuations in the value of shares

o    an investment for income


You should not consider this Fund if your primary investment objective is absolute principal stability or if you are seeking growth of capital.

What are U.S. Government Securities?
The Fund mainly invests in U.S. Government securities which are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury and others, only by the credit of the issuing agency or instrumentality. U. S. Government securities generally have less credit risk than other debt obligations.

[ICON] Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance - the Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index. Both tables assume reinvestment of dividends and distributions. As with all mutual Funds, past performance is not a prediction of future performance and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the four years ending December 31, 2000, the highest return for a quarter was ____% for the quarter ended and the lowest return for a quarter was ____% for the quarter ended. The year-to-date total return as of September 30, 2000 was ____%.

                                     1997                       _____%
                                     1998                       +6.35%
                                     1999                       +2.52%
                                     2000                       +7.51%

Performance Table
Average annual total returns as of December 31, 2000

                                                            1 Year      Since
                                                                      Inception
                                                                      01/02/97

Short-Term Bond Fund                                        7.51%       5.51%
Merrill Lynch U.S. Domestic Master Bond Index *              ___%       ___%
Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index **    ___%       ___%

*    The Merrill Lynch U.S.  Domestic  Master Bond Index is a basket of publicly
     issued  Government  Bonds,   Corporate  Bonds  and  Mortgage  Pass  Through
     Securities with maturities greater than one year.

** Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Because Class A shares of this Fund had not commenced operations as of June 30, 2001, there is no performance information available for those classes at this time. The performance above shows that of the Class Y (No Load) shares.

[ICON] Portfolio Manager
John Jacobs and Chad M. Moser are co-managers for this Fund. See "Balanced Fund" for Mr. Jacobs' biography. Mr. Moser received his Bachelor of Arts degree in accounting from Illinois Wesleyan University in 1998. He joined the advisor as an investment analyst in 1999, and had management responsibilities with the Money Market Fund from 1999 to 2001. He began assisting with the Short-Term Bond Fund in 2000.


Bond Fund
--------------------------------------------------------------------------------

[ICON] Investment Goal
Maximum total return consistent with preservation of capital.

[ICON] Principal Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a dollar-weighted average maturity of more than 5 years. Under normal conditions, the Fund invests at least 80% of assets in the following:

o    debt  obligations  of  corporations  which are rated  within  the top three
     rating   categories  by  independent   rating   agencies  or  in  non-rated
     equivalents

o    securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities

o securities of major U.S. banking institutions, obligations of international agencies and U.S. dollar denominated foreign debt securities

At least 80% of the value of the Fund's total assets will be invested in bonds (U.S. Government, corporate and convertible issues). The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

[ICON] Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o risk that the value of the securities the Fund holds will rise or fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations

o call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes

o the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default

o in some instances, when interest rates fall, mortgage- and asset-backed securities may incur prepayments which could adversely affect performance by lowering duration

o conversely, when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

o    there is the risk of losing your money (investment)

o foreign securities carry additional risks, including currency, natural event and political risks

[ICON] Suitability
The Fund may be a suitable investment for you if you seek:

o    a relatively conservative investment for income

o    a bond Fund that invests in both corporate and U.S. Government securities

o    a Fund to complement a portfolio of more aggressive investments

You should not consider this Fund if you are seeking high growth or maximum income or are investing emergency reserve money.

What is a Bond?
The Fund mainly invests in bonds. A bond, which is also called a debt security, is a long-term promissory note. The issuer of the bond, which could be the U.S. Government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan on a certain date. Bonds vary widely in maturity, security, and type of issuer, although most are sold in $1,000 denominations. Because bond performance can be influenced by different factors than those that drive the stock market, bonds may move in different cycles than stocks.

[ICON] Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance - the Merrill Lynch U.S. Domestic Master Bond Index. Both tables assume reinvestment of dividends and distributions. As with all mutual Funds, past performance is not a prediction of future performance and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the four years ending December 31, 2000, the highest return for a quarter was ____% for the quarter ended ______________ and the lowest return for a quarter was ____% for the quarter ended _________________. The year-to-date total return as of September 30, 2001 was ____%.

                                      1997                       _____%
                                      1998                       +9.22%
                                      1999                       -1.13%
                                      2000                       11.58%

Performance Table
Average annual total returns as of December 31, 2000

                                                   1 Year            Since
                                                                   Inception
                                                                    01/02/97

Bond Fund                                          11.58%            6.97%
Merrill Lynch U.S. Domestic Master Bond Index *     ____%            ____%

*    The Merrill Lynch U.S.  Domestic  Master Bond Index is a basket of publicly
     issued  Government  Bonds,   Corporate  Bonds  and  Mortgage  Pass  Through
     Securities with maturities greater than one year.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Because Class A shares of this Fund had not commenced operations as of June 30, 2001, there is no performance information available for those classes at this time. The performance above shows that of the Class Y (No Load) shares.

[ICON] Portfolio Manager
John Jacobs is the portfolio manager of the Fund. See "Balanced Fund" for Mr. Jacobs' biography.


Management of the Funds
--------------------------------------------------------------------------------

Country Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702 serves as the investment advisor to the Funds and is responsible for the selection and on-going monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs. The advisor was organized in 1970 and has no other investment company clients other than the Funds.


Distribution Arrangements
--------------------------------------------------------------------------------

Class A shares are subject to a front-end sales charge. Class Y shares have no sales charges to invest in the Funds, either up-front or deferred. The Funds (with the exception of the Money Market Fund) have adopted separate plans under rule 12b-1. These plans allow each Fund to pay distribution fees for the sale and distribution of its shares. For instance, fees are paid to persons who sell the Funds' shares. From time to time, additional cash compensation may be paid to persons affiliated with Country Capital Management Company who reach certain sales goals. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount which each Fund may pay for rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets. Quasar Distributors, LLC currently serves as the distributor for the Funds on a best efforts basis.


Your Investment - Buying Shares
--------------------------------------------------------------------------------

Purchase Price: Shares of all Funds are sold at the applicable sales charge plus net asset value per share (NAV) next determined after receipt of the order by Firstar Mutual Fund Services, LLC. The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Standard Time. The Money Market Fund reserves the right to calculate its net asset value more frequently than once a day if deemed desirable. Each Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' board of directors. The Money Market Fund is valued based on an amortized cost method of valuation according to procedures adopted under SEC regulations.

Timing of Requests: All requests received by Firstar Mutual Fund Services, LLC before 4:00 p.m. Eastern Standard Time will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m. Eastern Standard Time will be executed the following day, at that day's closing share price. Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings: Shares of the Funds will not be priced and are not available for purchase on the following days on which the New York Stock Exchange is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Retirement Plans: The advisor offers a variety of retirement plans including a prototype Defined Contribution Plan. This plan can invest in shares of all Funds except the Tax Exempt Bond Fund. For further information, please call (800) 422-8261. You may also establish IRA accounts -- Traditional IRAs, Spousal IRAs or Roth IRAs. To request that an IRA application be sent to you, call (800) 422-8261. For individuals eligible to establish a Medical Savings Account, the advisor sponsors a prototype plan which has been approved by the IRS.

General Information: The Funds reserve the right to reject any purchase order or suspend the offering of shares of the Funds. All investments must be in U.S. dollars. The Funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor. The Funds will automatically redeem shares if a purchase check is returned for insufficient Funds. The Funds reserve the right to reject any third party check greater than $5,000 used for the purchase of shares. However, third party checks issued by Country Trust Bank, Illinois Agricultural Association, the COUNTRY Insurance & Financial Services group or any of their affiliates will be accepted regardless of their amount.

How to Buy Shares

To Open an Account By Mail
Complete the application.
Mail the application and your check to:
         Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, Wisconsin 53201-0701

Please make check payable to the name of the Fund you wish to invest in. Minimum initial investment for the Funds:

          $1,000 for non-retirement accounts
          $100 for retirement accounts including IRAs and Medical Savings Accounts.

By Wire

To make a same-day wire investment, call (800)245-2100. The wire must be received by 4:00 p.m. Eastern Standard Time for same day processing(12:00 noon Eastern Standard Time for the Money Market Fund). An account number will be assigned to you.

Call your bank with instructions to transmit Funds to:
Firstar Bank, N.A.
ABA #: 042000013
Credit: Firstar Mutual Fund Services, LLC
Acct #: 112-952-137
Further Credit:   Insert Name of Your Fund
Insert Shareholder Name & Account Number

Your bank may charge a wire fee. Mail your completed application to Firstar Mutual Fund Services, LLC at the address above.

By Automatic Investment
With an initial investment, indicate on your application that you would like to participate in the automatic investment plan. Return your application with your initial investment.

Subsequent investments will be drawn from your bank account and invested into the Fund(s).

By Exchange
Call (800) 245-2100 to request an exchange of shares into another Country Mutual Fund.


To Add to an Account

By Mail
Fill out investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Please make check payable to the name of the Fund you wish to invest in.

Minimum additional investment for the Funds:
         $100 if by mail for all accounts
         (retirement and non-retirement accounts)
         $1,000 if by wire for all accounts

By Wire
Call (800)245-2100. The wire must be received by 4:00 p.m. Eastern Standard Time for same day processing (12:00 noon Eastern Standard Time for the Money Market
Fund).

Follow the instructions under To open an Account - By Wire. The minimum additional investment made by wire must be for at least $1,000.

By Automatic Investment
If you wish to add the Automatic Investment Plan after your account has initially been opened, call (800)245-2100 to request the form.

Complete and return the form along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the Fund(s).

By Exchange
Call (800) 245-2100 to request an exchange of shares into another Country Mutual Fund.


Your Investment - Selling Shares
--------------------------------------------------------------------------------

Timing of Requests: All requests received in good order by Firstar Mutual Fund Services, LLC before 4:00 p.m. Eastern Standard Time (12:00 noon Eastern Standard Time for the Money Market Fund) will be executed the same day, at that day's closing price. Requests received after 4:00 p.m. (12:00 noon Eastern Standard Time for the Money Market Fund) will be executed the following day, at that day's closing share price. Accounts in the Money Market Fund will earn daily dividends up to the day before the date of redemption.

Selling Recently Purchased Shares: If you wish to sell shares that were recently purchased by check, the Funds may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

Signature Guarantees and Notarized Signatures: The Funds may require additional documentation, signature guarantees, or a notarized signature on any redemptions in amounts over $25,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. Please call (800) 245-2100 for information on obtaining a signature guarantee or notarized signature.

How to Sell Shares

To Sell from or Close an Account

By Mail - All Funds
Write a letter of instruction that includes:
         The Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Include all signatures and any additional documents that may be required.
Mail your request to:
         Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, Wisconsin 53201-0701
A check will be mailed to the name(s) and address in which the account is registered.

By Systematic Withdrawal Plan - All Funds
Call us to request a form to add the SYSTEMATIC WITHDRAWAL PLAN, specifying the amount and frequency of withdrawals you would like (monthly minimum is $25). Be sure to maintain an account balance of $5,000 or more.

By Exchange
Call (800) 245-2100 to request an exchange of shares into another Country Mutual Fund.

To Sell from or Close an Account

By Telephone - All Funds
If you have previously authorized redemptions by telephone, call (800) 245-2100 before the close of business on any business day.

Proceeds will normally be sent the next business day by first class mail, or if you prefer and pay the expense, they may be wired to your account ($1,000 minimum).

If you request a check, it will be sent to the address in which the account is registered.

Telephone redemptions are not available if a joint owner is under age 14.

By Check - Money Market Fund Only
When your account in the Money Market Fund is opened, you will receive an initial supply of checks within 2 to 3 weeks if you choose so on the application. The checks may be written in amounts greater than $100 minimum amount.


Your Investment -- Transaction Policies
--------------------------------------------------------------------------------

Execution of Requests: Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next net asset value to be calculated after your request is accepted by Firstar Mutual Fund Services, LLC.

Checkwriting Terms: If you so request, the Money Market Fund will provide you with an initial supply of checks. These checks may be written in any amount not less than $100. You continue to earn daily income dividends until your check has cleared.

Telephone Requests: For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Firstar Mutual Fund Services, LLC will take measures to verify the identity of the caller. If appropriate measures are taken, Firstar Mutual Fund Services, LLC is not responsible for any losses that may occur to any account due to an unauthorized telephone call. At times of peak activity, it may be difficult to place requests by telephone.

Exchange Privileges: You may exchange shares in any Country Mutual Fund for like shares of any other Country Mutual Fund without paying any fees or charges (e.g. Class A Shares for Class A Shares). In all cases, shareholders will be required to pay a sales charge only once. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A Fund may change or cancel exchange policies at any time, upon 60 days' notice to its shareholders. You may realize a capital gain or loss for federal income tax purposes when shares are exchanged.

Accounts with Low Balances: If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 30 days, the Fund may close your account and send you the proceeds. If your account has a $0 balance, your account may be closed without notification.

Integrated Voice Response System: You may obtain access to account information by calling (800) 245-2100. The System provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Internet Access: You may obtain access to account information by logging on to the website, www.countryinvestment.com. The system provides share price and price change for all the Funds and gives account balances and history.


Description of Classes

Class A Shares

Class A shares are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:


                               Growth and Balanced

--------------------------------- ------------------------------------------ ------------------------------------------
           Amount of Transaction     Sales Charge as % of Offering Price       Sales Charge as % of Net Asset Value
--------------------------------- ------------------------------------------ ------------------------------------------
Up To $49,999                                       5.25%
--------------------------------- ------------------------------------------ ------------------------------------------
$50,000-$99,999                                      4%
--------------------------------- ------------------------------------------ ------------------------------------------
$100,000-$499,999                                    2%
--------------------------------- ------------------------------------------ ------------------------------------------
$500,000 & Above                                    None
--------------------------------- ------------------------------------------ ------------------------------------------


                    Tax Exempt Bond, Short-Term Bond and Bond

------------------------ ------------------------------------ ------------------------------------------
Amount of Transaction      Sales Charge as % of Offering Price    Sales Charge as % of Net Asset Value
------------------------ ------------------------------------ ------------------------------------------
Up To $49,999                           2.5%
------------------------ ------------------------------------ ------------------------------------------
$50,000-$99,999                         ___%
------------------------ ------------------------------------ ------------------------------------------
$100,000-$499,999                       ___%
------------------------ ------------------------------------ ------------------------------------------
$500,000 & Above                        None
------------------------ ------------------------------------ ------------------------------------------

In addition to the reductions described in the above chart, the Funds may waive the initial sales charges on Class A shares for anyone who is eligible to purchase Class Y shares.


Class Y Shares

Class Y shares are institutional shares that do not require that you pay a sales charge. However, Class Y shares are subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund. If you purchase Class Y shares of a Fund you will pay the net asset value next determined after your order is received.

Class Y shares are open to investment to:

--------------------------------------------------------------------------------
1. Shareholders of any Country Mutual Fund on or before October 31, 2001, who have continuously owned shares of any Country Mutual Fund since that date.
--------------------------------------------------------------------------------
2. Shareholders through an employer sponsored plan (including payroll deduction programs, benefit plans and SEPs).
--------------------------------------------------------------------------------
3. Shareholders through managed accounts of Country Trust Bank, such as trust accounts, CoMPAS accounts and managed employer sponsored benefit plans (whether qualified or non-qualified).
--------------------------------------------------------------------------------
4.   Shareholders   through  other  accounts  of  Country  Trust  Bank,  at  its discretion.
--------------------------------------------------------------------------------
5. The Illinois Agricultural Association, COUNTRY Insurance & Financial Services companies and their affiliates.
--------------------------------------------------------------------------------
6. Full-time employees, agents, eligible retirees and directors (trustees) (and their spouses) of the Illinois Agricultural Association, the COUNTRY Insurance & Financial Services group, Illinois Agricultural Auditing Association, AgriVisor Services, Inc., and IAA Credit Union, provided such person(s) purchase funds through a payroll deduction program, other employer sponsored program or automatic payment from an account at IAA Credit Union.
--------------------------------------------------------------------------------
7. Registered broker-dealers that have entered into selling agreements with the distributor for their own accounts or for retirement plans for their employees.
--------------------------------------------------------------------------------
8. Shareholders exchanging Class Y shares of another Country Mutual Fund series and individuals who reinvest the proceeds of a redemption from Class Y shares of another Country Mutual Fund within 60 days of redemption.
--------------------------------------------------------------------------------

Distributions and Taxes
--------------------------------------------------------------------------------

Dividend Reinvestment: You may have your distributions reinvested in the Fund or mailed out by check. If you do not give the Fund instructions, your distributions will automatically be reinvested in the particular Fund. There are no fees or sales charges on reinvestments. You may not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan or any Retirement Plans.

Timing of Distributions: The Funds generally distribute dividends from their net investment income and net capital gains, if any. The Growth Fund typically pays income dividends semi-annually. The Balanced Fund, Short-Term Bond Fund, Tax Exempt Bond Fund and the Bond Fund typically pay monthly dividends. The Money Market Fund declares and distributes dividends on each day that its net asset value is determined and dividends are then paid to you on a monthly basis.

Taxes: As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund in the past has done and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders. Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from net investment income are taxed as ordinary income. Capital gains distributions are taxed based on how long a Fund held the assets. Net short-term capital gains are taxable to shareholders as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains. The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences. An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

Tax Exempt Bond Fund: The Fund intends to pay federally tax-exempt interest dividends to its shareholders. You may be subject to state and local taxes on distributions of federally tax-exempt income from the Fund. However, some distributions may also be taxed for federal income tax purposes (including all capital gains distributions). You will be notified regarding the designation of distributions. Information regarding the tax-exempt status of any distributions will be mailed annually. The percentage of the monthly dividend which is tax-exempt may vary from distribution to distribution. You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Backup Withholding: By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Account   Statements:   You  will  receive  an  account  statement  after  every
transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, semi-annually.


Other Securities and Risks
--------------------------------------------------------------------------------

Each Fund's portfolio securities and investment practices offer certain opportunities and carry various risks. Major investments and risk factors are outlined in the front of the prospectus. Below are brief descriptions of other securities and practices, along with their associated risks.

Bonds: The value of any bond held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the Fund.

Commercial Paper: Commercial paper is unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Defensive Investing: The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position it may not achieve its investment goals.

Foreign Securities: Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

When-Issued Securities: The Funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Repurchase Agreements: The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Funds could lose money.

Securities of Other Investment Companies: The Funds may acquire securities of other investment companies (including unit investment trusts) on the open market if (1) the Fund would not own more than 3% of the total outstanding voting stock of such investment company; (2) such investment represents not more than 5% of the value of the Fund's assets; or (3) such investment plus investments in all other investment companies represents not more than 10% of the value of the Fund's assets.

Zero Coupons: A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time.

Asset-Backed Securities: Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Mortgage-Related Securities: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

Non-Insured: An investment in the Funds is not a deposit of Country Trust Bank, the advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report which is available upon request. Due to Class A shares being recently offered, Financial Highlights are not included for Class A shares of the Funds.



                               COUNTRY GROWTH FUND

                                                                       YEARS ENDED JUNE 30,
                                                           -------------- -------------- -------------- -------------
                                                               2001        2000       1999       1998        1997
                                                               ----        ----       ----       ----        ----
Net asset value, beginning of year                            $27.41      $27.24     $23.04     $22.51      $18.88
                                                              ------      ------     ------     ------      ------
     Income From Investment Operations
     Net investment income                                     0.14        0.12       0.15       0.17        0.15
     Net gains or losses on securities (both realized
     and unrealized)                                          (1.08)       2.46       5.50       2.19        4.81
                                                              ------       ----       ----       ----        ----
         Total from investment operations                     (0.94)       2.58       5.65       2.36        4.96
                                                              ------       ----       ----       ----        ----
     Less Distributions
     Dividends from net investment income                     (0.15)      (0.16)     (0.15)     (0.15)      (0.20)
     Distributions from capital gains                         (3.74)      (2.25)     (1.30)     (1.68)      (1.13)
                                                              ------      ------     ------     ------      ------
         Total distributions                                  (3.89)      (2.41)     (1.45)     (1.83)      (1.33)
                                                              ------      ------     ------     ------      ------

Net asset value, end year                                      22.58      $27.41     $27.24     $23.04      $22.51

Total Return                                                  (3.87)%     10.29%     26.10%     10.98%      28.54%
Ratio/Supplemental Data
     Net assets, end year (in 000's)                         $180,856    $194,505   $182,070   $160,315    $140,786
     Ratio of expenses to average net assets
         Before expense waiver                                 1.12%       1.16%      1.08%      1.02%        -
         After expense waiver                                  1.10%       1.13%      1.04%      1.00%      1.16%
     Ratio of net investment income to average net assets:
         Before expense waiver                                 0.53%       0.41%      0.55%      0.73%
         After expense waiver                                  0.55%       0.44%      0.59%      0.75%      0.84%
Portfolio turnover                                            22.23%      30.82%     31.88%     33.06%      30.74%





                              COUNTRY BALANCED FUND

                                                                       YEARS ENDED JUNE 30,
                                                    ---------------- --------------- --------------- --------------
                                                         2001        2000        1999        1998       1997
                                                         ----        ----        ----        ----       ----

Net asset value, beginning of year                      $16.95      $17.12      $15.20      $14.64     $13.39
                                                        ------      ------      ------      ------     ------
     Income From Investment Operations
     Net investment income                               0.31        0.36        0.37        0.39       0.35
     Net gains or losses on securities (both            (0.49)       0.96        2.04        1.22       2.11
                                                        ------       ----        ----        ----       ----
     realized and unrealized)
         Total from investment operations               (0.18)       1.32        2.41        1.61       2.46
                                                        ------       ----        ----        ----       ----
     Less Distributions
     Dividends from net investment income               (0.31)      (0.36)      (0.37)      (0.39)     (0.34)
      Distributions from capital gains                  (1.46)      (1.13)      (0.12)      (0.66)     (0.87)
                                                        ------      ------      ------      ------     ------
         Total distributions                            (1.77)      (1.49)      (0.49)      (1.05)     (1.21)
                                                                    ------      ------      ------     ------

Net asset value, end of year.                           $15.00      $16.95      $17.12      $15.20     $14.64
                                                        ======      ======      ======      ======     ======

Total Return                                            (1.24%)     8.14%       16.22%      11.41%     19.95%
     Ratios/Supplemental Data
     Net assets, end of year (in 000's)                 $19,929    $24,743     $23,285     $18,650     $14,272
     Ratio of expenses to average net assets
         Before expense waiver                           1.34%      1.26%       1.22%       1.25%         -
         After expense waiver                            1.32%      1.23%       1.16%       1.21%       1.46%
     Ratio of net investment income to average net assets:
         Before expense waiver                           1.89%      2.13%       2.30%       2.57%         -
         After expense waiver                            1.91%      2.16%       2.36%       2.61%       2.57%
Portfolio turnover                                      19.78%      25.85%      33.91%      20.07%     19.25%





                          COUNTRY TAX EXEMPT BOND FUND

                                                              YEARS ENDED JUNE 30,
                                                   --------------- ---------------- --------------- --------------
                                                        2001       2000       1999       1998       1997
                                                        ----       ----       ----       ----       ----

Net asset value, beginning of year                     $8.53       $8.65     $8.95      $8.70       $8.41
                                                       -----       -----     -----      -----       -----
     Income From Investment Operations
     Net investment income                              0.37       0.36       0.36       0.37       0.36
   Net gains or losses on securities (both              0.28      (0.09)     (0.16)      0.27       0.31
                                                        ----      ------     ------      ----       ----
   realized and unrealized)
         Total from investment operations               0.65       0.27       0.20       0.64       0.67
                                                                   ----       ----       ----       ----
   Less Distributions
   Dividends from net investment income                (0.37)     (0.36)     (0.36)     (0.37)     (0.36)
   Distributions from capital gains                    (0.07)     (0.03)     (0.14)     (0.02)     (0.02)
                                                       ------     ------     ------     ------     ------
         Total distributions                           (0.44)     (0.39)     (0.50)     (0.39)     (0.38)
                                                       ------     ------     ------     ------     ------

Net asset value, end of year                           $8.74       $8.53     $8.65      $8.95       $8.70
                                                       =====       =====     =====      =====       =====

Total Return                                           7.73%       3.16%     2.14%      7.45%       8.15%
Ratios/Supplemental Data
     Net assets, end of year (in 000's)               $15,998     $15,678   $17,507    $17,669     $18,008
     Ratio of expenses to average net assets:
         Before expense waiver                         1.26%       1.17%     1.07%      1.01%         -
         After expense waiver                          0.85%       1.08%     1.00%      0.97%       1.14%
Ratio of net investment income to average net assets:
          Before expense waiver                        3.81%       4.05%     3.83%      4.13%         -
          After expense waiver                         4.22%       4.14%     3.90%      4.17%       4.23%
Portfolio turnover                                     35.37%     16.76%     39.85%     24.83%     11.35%




                            COUNTRY MONEY MARKET FUND

                                                      YEARS ENDED JUNE 30,
                                                   ----------------- ---------------- -------------- --------------
                                                         2001      2000      1999     1998       1997
                                                         ----      ----      ----     ----       ----

Net asset value, beginning of year                      $1.00      $1.00     $1.00    $1.00      $1.00
                                                        -----      -----     -----    -----      -----
     Income From Investment Operations
     Net investment income                               0.05      0.05      0.04     0.05       0.05
                                                         ----      ----      ----     ----       ----

         Total from investment operations                0.05      0.05      0.04     0.05       0.05
                                                         ----      ----      ----     ----       ----

     Less Distributions
     Dividends from net investment income               (0.05)    (0.05)    (0.04)   (0.05)     (0.05)
                                                                  ------    ------   ------     ------
         Total distributions                            (0.05)    (0.05)    (0.04)   (0.05)     (0.05)
                                                                  ------    ------   ------     ------

Net asset value, end of year                            $1.00      $1.00     $1.00    $1.00      $1.00
                                                        =====      =====     =====    =====      =====

Total Return                                            5.31%      5.13%     4.54%    4.94%      4.63%
Ratios/Supplemental Data
     Net assets, end of year (in 000's)                $65,088    $68,668   $63,022  $53,022    $60,674
Ratio of expenses to average net assets:
         Before expense waiver                          0.81%      0.79%     0.82%    0.83%        -
         After expense waiver                           0.80%      0.77%     0.77%    0.81%      0.94%
Ratio of net investment income to average net assets:
         Before expense waiver                          5.15%      5.00%     4.39%    4.81%        -
         After expense waiver                           5.16%      5.02%     4.44%    4.83%      4.55%





                          COUNTRY SHORT-TERM BOND FUND

                                                              YEARS ENDED JUNE 30,
                                                     -------------------------------------------------------------------------------
                                                                                                    For The Period
                                                                                                  1/02/97* Through
                                                           2001      2000       1999       1998       6/30/97
                                                           ----      ----       ----       ----       ---------

Net asset value, beginning of year                        $9.91      $9.99     $10.11     $10.01       $10.00
                                                          -----      -----     ------     ------       ------
     Income From Investment Operations
     Net investment income                                 0.52      0.51       0.51       0.54         0.20
     Net gains or losses on securities (both               0.27     (0.08)     (0.09)      0.10         0.01
                                                           ----     ------     ------      ----         ----
     realized and unrealized)
         Total from investment operations                  0.79      0.43       0.42       0.64         0.21
                                                           ----      ----       ----       ----         ----
     Less Distributions
     Dividends from net investment income                 (0.52)    (0.51)     (0.51)     (0.54)       (0.20)
     Distributions from capital gains                       -          -       (0.03)        -           -
                                                            -          -       ------        -           -
         Total distributions                              (0.52)    (0.51)     (0.54)     (0.54)       (0.20)
                                                          ------    ------     ------     ------       ------

Net asset value, end of year                              $10.18     $9.91     $9.99      $10.11       $10.01
                                                          ======     =====     =====      ======       ======

Total Return                                              8.13%      4.43%     4.27%       6.50%       2.10%
Ratios/Supplemental Data
     Net assets, end of year (in 000's)                  $28,254    $26,988   $29,738     $28,309     $24,285
     Ratio of expenses to average net assets:
         Before expense waiver                            0.99%      0.90%     0.90%       0.92%       3.88**
         After expense waiver                             0.85%      0.84%     0.83%       0.86%      0.76%**
Ratio of net investment income to average net assets:
          Before expense waiver                           4.97%      5.06%     4.93%       5.30%      1.78%**
          After expense waiver                            5.11%      5.12%     5.00%       5.36%      4.90%**
Portfolio turnover                                        14.09%     7.95%     29.24%      1.54%       0.00%


* Commencement of operations.

** Annualized


                                COUNTRY BOND FUND

                                                              YEARS ENDED JUNE 30,
                                                     -------------------------------------------------------------------------------
                                                                                                                    For The Period
                                                                                                                   1/02/97* Through
                                                           2001        2000          1999             1998             6/30/97
                                                           ----        ----          ----             ----             --------

Net asset value, beginning of year                         9.75       $10.01        $10.48           $10.04            $10.00
                                                                      ------        ------           ------            ------
     Income From Investment Operations
     Net investment income                                 0.57        0.56          0.56             0.56              0.20
     Net gains or losses on securities (both               0.53       (0.16)        (0.21)            0.45              0.04
                                                           ----       ------        ------            ----              ----
     realized and unrealized)
         Total from investment operations                  1.10        0.40          0.35             1.01              0.24
                                                           ----        ----          ----             ----              ----
     Less Distributions
     Dividends from net investment income                 (0.57)      (0.56)        (0.56)           (0.56)            (0.20)
     Distributions from capital gains                      ---        (0.10)        (0.26)           (0.01)              -
                                                                                                                         -
         Total distributions                              (0.57)      (0.66)        (0.82)           (0.57)            (0.20)
                                                          ------      ------        ------           ------            ------

Net asset value, end of year                              $10.28       $9.75        $10.01           $10.48            $10.04
                                                          ======       =====        ======           ======            ======

Total Return                                              11.49%       4.21%        3.29%            10.24%            2.44%
Ratios/Supplemental Data
     Net assets, end of year (in 000's)                  $43,909      $40,000      $40,734           $38,800          $32,932
     Ratio of expenses to average net assets:
         Before expense waiver                            1.17%        1.10%        1.09%             1.12%           3.82%**
         After expense waiver                             0.85%        0.85%        0.85%             0.89%           0.78%**
Ratio of net investment income to average net assets:
          Before expense waiver                           5.29%        5.46%        5.08%             5.24%           2.11%**
          After expense waiver                            5.61%        5.71%        5.32%             5.47%            5.15%
Portfolio turnover                                        49.90%      42.62%        29.19%           25.11%            41.77%


* Commencement of operations.

** Annualized

















Insert Purchase Application







Insert Purchase Application





Insert Purchase Application





Insert Payroll Direct Deposit Authorization


Additional Information
Annual/Semi-Annual Report to Shareholders:
Additional information about each Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, please write or call

Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

Country Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811_____-____________.

where your dreams and our expertise come together

Country Trust Bank 808 IAA Drive, PO Box 2901 Bloomington, IL 61702-2901 www.countryinvestment.com

F30-117-00 (C)2000 CC Services, Inc.

                                                     SEC file # 811-_______




                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 2001



                               COUNTRY Growth Fund
                              COUNTRY Balanced Fund
                     (formerly County Asset Allocation Fund)
                          COUNTRY Tax Exempt Bond Fund
                            COUNTRY Money Market Fund
                          COUNTRY Short-Term Bond Fund
               (formerly COUNTRY Short-Term Government Bond Fund)
                                COUNTRY Bond Fund
                     (formerly COUNTRY Long-Term Bond Fund)



808 IAA Drive
Bloomington, IL  61702
(309) 821-4600




This Statement of Additional Information is not a prospectus. It should be read in conjunction with the funds' Prospectus dated November 1, 2001, and is incorporated by reference in its entirety into the Prospectus. The Statement of Additional Information may be obtained without charge from a licensed salesperson at COUNTRY Trust Bank, 808 IAA Drive, Bloomington, IL 61702, or by contacting the funds' principal underwriter, Quasar Distributors, Inc., 615 E. Michigan Street, Milwaukee, WI 53202, (800-245-2100). The funds' most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information.





                                    CONTENTS


                                                                          PAGE
History of the Funds                                                       3
Description of Investments and Risks                                       4
Investment Restrictions                                                    8
Portfolio Turnover                                                        10
Management of the Funds                                                   11
Control Persons and Principal Holders of Securities                       16
Investment Advisory and Other Services                                    17
Other Service Providers                                                   19
Brokerage                                                                 20
Capital Stock                                                             22
Purchases, Redemptions, and Pricing of Shares                             23
Taxation of the Funds                                                     26
Underwriter Compensation                                                  27
Calculation of Performance Data                                           27
Financial Statements                                                      31
Appendix "A" -- Descriptions of Securities Ratings                        32




History of the Funds
--------------------------------------------------------------------------------

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust, a Delaware trust incorporated August 14, 2001.


COUNTRY Mutual Funds Trust consists of the following six separate funds (series) described in this Statement of Additional Information:

                       COUNTRY Growth Fund ("Growth Fund")
                   COUNTRY Balanced ("Asset Allocation Fund")
              COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund")
                 COUNTRY Money Market Fund ("Money Market Fund")
          COUNTRY Short-Term Government Bond Fund Short-Term Bond Fund
                         ("Short-Term Government Fund")
     COUNTRY Long-Term Bond Fund Bond Fund ("Long-Term Bond Fund Bond Fund")

Each of the funds (except the Money Market Fund) issues Class A shares that are subject to a front-end sales load as described in the prospectus. Each of the funds issues Class Y shares that are not subject to a sales load. Both classes of all funds (except the Money Market Fund) have a Distribution Plan under Rule 12b-1.

Classification:
The funds are classified as open-end, management investment companies. The funds are diversified, which means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities).


Description of Investments and Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the investment policies and risks of the funds as described in the prospectus. None of these investment policies are fundamental and may be changed by the Board of Trustees.

Credit Quality:

The following section describes credit quality ratings applicable to various types of investments of the funds. Under normal circumstances, the funds will not purchase investments below these ratings. However, each fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the fund and its shareholders.


Growth Fund: When investing in fixed income securities, the Growth Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB).

Asset Allocation Fund: The fund may invest in commercial paper rated in the top two grades - "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S&P; and fixed income securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).

Tax Exempt Bond Fund: The fund's investments in municipal bonds will be those which are rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB)or in non-rated equivalents. Temporary investments made by the fund may consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government;
(2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S & P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's (MIG-1 and MIG-2); (4) obligations of the U.S. government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S & P; (6) commercial paper rated within the two highest grades assigned by Moody's (P-1 or P-2) or by S&P (A-1 or A-2); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category(5) above. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to alternative minimum tax.

Money Market Fund: The certificates of deposit in which the fund may invest will be of domestic banks in amounts (currently $100,000) that are fully insured by the Federal Deposit Insurance Corporation (the "FDIC") and, for larger amounts, bank certificates of deposit or bankers acceptances of domestic banks having total assets in excess of $1 billion and which are members of the FDIC. The fund may purchase negotiable certificates of deposit. Banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Commercial paper purchased by the fund will be rated in the top grade by two nationally recognized statistical rating organizations (NRSROs) one of which must be either Moody's Inc., or S&P. The fund may also purchase negotiable certificates of deposit of savings and loan associations in amounts (currently $100,000) that are fully insured by the FDIC.

Bond Fund and Short-Term Bond Fund: At least 80% of the fund's assets will consist of obligations of corporations which, at the time of purchase by the fund are rated at least "A-" by S&P or "A3" by Moody's, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. Up to 20% of the fund's net assets may consist of commercial paper of U.S. issuers rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's, certificates of deposit, time deposits and bankers' acceptances, and corporate bonds which are rated in any category lower than "A-" by S&P and "A3" by Moody's. When deemed necessary for temporary defensive purposes, the fund's investment in commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its net assets, although the fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the fund invest more than 20% of its net assets in corporate bonds which are rated lower than "A-" by S&P and "A3" by Moody's or are unrated. Obligations rated "BBB" by S&P and "Baa" by Moody's are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

Description of Investments:
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the funds. Unless otherwise indicated, all percentage limitations governing the investments of the funds apply only at the time of transaction. Under normal circumstances, only the funds indicated will invest in each type of security.

Fixed-Income Securities:
All Funds may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the Money Market Fund, the Growth Fund (up to 10%), the Bond Fund (up to 10%) and the Balanced Fund (up to 10%) may invest in securities of foreign issuers, these funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
The Bond Fund and Balanced Fund may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities before the settlement date if it is deemed advisable. The funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the Bond Fund portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the publics perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the fund, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the forward commitment or when-issued securities, will be established and maintained at the fund's custodian bank. Purchasing securities on a forward commitment or when-issued basis when the fund is fully or almost fully invested may result in greater potential fluctuation in the value of the fund's net assets and its net asset value per share.

Government Securities:
All Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:
The Short-Term Bond Fund, Bond Fund and Balanced Fund may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the fund. The fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody's or S&P.

Municipal Bonds:
The Tax - Exempt Bond Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:
airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. The fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors. Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal would be enacted, the availability of municipal bonds for investment by the fund and the value of the fund's portfolio would be affected. In such event, the fund would reevaluate its objective and policies and consider recommending to its shareholders changes in the structure of the fund.

Repurchase Agreements:
All Funds may enter into repurchase agreements which are transactions in which the funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. The fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. The funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A fund also might incur disposition costs in connection with liquidating the securities. While the funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

Restricted Securities:
The funds will not make any investment in restricted securities.

Securities of Other Investment Companies:
All Funds may purchase or acquire securities of other investment companies (including, without limitation, unit investment trusts) on the open market if immediately after such purchase or acquisition the fund would not own, in the aggregate, (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses.

Normal and Temporary Defensive Cash Positions:
All Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker's acceptances. During periods of unusual economic or market conditions or for temporary defensive purposes, each fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The Bond Fund, Short-Term Bond Fund and Balanced Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such fund's outstanding shares.

Restrictions Applicable to All Funds

No Fund will:

o Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

o Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or
     (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Funds' ability to invest in securities issued by other registered investment companies.

o Purchase or sell real estate, commodities, or commodity contracts. However, subject to other investment policies and restrictions the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund's ownership of securities.

o Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

o Purchase securities (except securities issued or guaranteed by the US Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. The term "issuer" as used by the Tax Exempt Bond Fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations. Notwithstanding the foregoing paragraph, in order to maintain a stable net asset value per share, the Money Market Fund follows the practice of limiting its investment in the securities of any one issuer in the manner prescribed by Rule 2a-7 of the 1940 Act and compliance with Rule 2a-7 shall be considered compliance with the investment restrictions of this paragraph.

o Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.


Restrictions Applicable to Certain Funds

The Balanced Fund will not:

o Invest less than 25% of its assets in equities or less than 25% of its assets in fixed income securities.

The Short-Term Bond Fund and Bond Fund will not:

o    Invest less than 80% of their assets in bonds.

The Tax Exempt Bond Fund will not:

o Invest less than 80% its assets in investments the income from which is exempt from federal income tax.

o    Invest less than 80% of its assets in bonds.

The Money Market Fund will not:

o Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in non-negotiable certificates of deposit.

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Trustees of the Funds without shareholder approval. All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental. In addition to other restrictions previously noted, each Fund will not:

o    Invest in companies for purposes of exercising control or management.

o Buy from or sell portfolio securities to any of its officers, trustees, employees, advisor or underwriter as principals except as otherwise approved by the Board of Trustees and in accordance with Section 17 of the Investment Company Act of 1940.

o Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

o Purchase or retain securities of any company if persons affiliated with such fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

o Invest more than 15% (10% for the Money Market Fund) of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

o Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.



Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.


Portfolio Turnover
--------------------------------------------------------------------------------

The table below indicates each fund's portfolio turnover (with the exception of the Money Market Fund) for the three most recently completed fiscal years. The funds do not anticipate significant variations in portfolio turnover for the fiscal year end June 30, 2002.

                           Fiscal Year        Fiscal Year         Fiscal Year
Fund Name                 Ended 6/30/99      Ended 6/30/00       Ended 6/30/01

Growth Fund                   31.88%             30.82%              22.23%
Balanced Fund                 33.91%             25.85%              19.78%
Tax Exempt Bond Fund          39.85%             16.76%              35.37%
Short-Term Bond Fund          29.24%             7.95%               14.09%
Bond Fund                     29.19%             42.62%              49.90%

A portfolio turnover of 100% indicates that the equivalent of all of the fund's assets have been sold and reinvested in a year. The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.


Management of the Funds
--------------------------------------------------------------------------------

Trustees and Officers of the Funds
The operations of each fund are under the direction of a Board of Trustees who have been elected by the shareholders of COUNTRY Mutual Funds Trust(1). The Board establishes each fund's policies and oversees and reviews the management of each fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the funds. To assist the trustees and officers in carrying out their duties and responsibilities, the funds have employed COUNTRY Trust Bank as their investment advisor. The Board reviews the various services provided by the advisor to ensure that each fund's general investment policies and programs are being carried out and administrative services are being provided to the funds in a satisfactory manner.

The trustees and executive officers of the funds and their principal occupations during the past five years are set forth below. Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified. Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust. An asterisk indicates a trustee who may be deemed to be an "interested person" (as that term is defined in the Investment Company Act of 1940) of the funds. All trustees classified by the funds as "interested trustees" also serve as directors of Illinois Agricultural Association ("IAA"), Illinois Agricultural Holding Co. ("IAHC"), COUNTRY Life Insurance Company ("CLIC"), COUNTRY Mutual Insurance Company ("CMIC") and COUNTRY Trust Bank ("CTB"). IAHC owns 99.9% of the outstanding stock of CLIC. CLIC owns 95% of the outstanding stock of CTB. Ronald R. Warfield serves as Trustee and as President of CLIC, CTB, IAHC and IAA.

---------------------------- -------------------------- ------------------------------------------------------------------------
Name, Address(2), Age        Position Held              Principal Occupation During Past Five Years and Other Directorships
                                                        Held by Trustee
---------------------------- -------------------------- ------------------------------------------------------------------------
Ronald R. Warfield*, 58      Trustee and President      Director and President:  Illinois Agricultural Association and
                             Since 1994                 Affiliated Companies, 1993 to date(3);  Director and President:
                                                        COUNTRY Trust Bank(4), 1993 to date;  Director: American Farm Bureau
                                                        Federation and certain of its Affiliated Companies, 1996 to date.
                                                        Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Charlot R. Cole              Trustee since 1996         Property Developer, 1979 to date; Member Macoupin-Greene County
60                                                      Cooperation Extension Council (formerly Macoupin County Cooperative
                                                        Extension Council), 1992 to date and President, 1995 to date;
                                                        Secretary/Treasurer, Cole Farms, Inc., 1993 to date.  Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Nancy J. Erickson            Trustee since 1995         President of McHatton Farm Management, Inc., 1981 to date. Farmer.
44
---------------------------- -------------------------- ------------------------------------------------------------------------
Ailene Miller                Trustee since 1991         McLean County (Illinois) Board Member, 1986 to date; Member of IAA
75                                                      Foundation Trustee Emeritus, 1988 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
Wendell L. Shauman *         Director since 1999        Director: Illinois  Agricultural Association and Affiliated Companies,
56                                                      1992 to 2000;   Director: COUNTRY Trust Bank, 1998 to 2000.  Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Robert L. Phelps *           Trustee since 2000         Director: Illinois Agricultural Association and Affiliated Companies,
49                                                      1992 to date; Director:  COUNTRY Trust Bank, 1996 to date.  Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Bruce D. Finks               Vice President since 1996  Vice President - Investments: COUNTRY Trust Bank, 1995 to date.
48
---------------------------- -------------------------- ------------------------------------------------------------------------
Richard M. Miller            Vice President since 1992  Senior Vice President and Senior Trust Officer: COUNTRY Trust Bank,
63                                                      1991 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
John D. Blackburn            Vice President since 2001  Chief Executive Officer: COUNTRY Insurance & Financial Services(5),
53                                                      2001 to date; Senior Vice President Marketing:  COUNTRY Insurance &
                                                        Financial Services, 1996 to 2001.
---------------------------- -------------------------- ------------------------------------------------------------------------
Robert W. Rush, Jr.          Vice President since 1999  Executive Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to
56                                                      date: Chairman, President & CEO: Bank One Illinois, 1972 to 1999
                                                        (includes predecessor positions and companies).
---------------------------- -------------------------- ------------------------------------------------------------------------
David A. Magers              Treasurer since 1999       Vice President- Finance & Treasurer: Illinois Agricultural Association
46                                                      and Affiliated Companies, 1998 to date; Controller:  Illinois
                                                        Agricultural Association and Affiliated Companies, 1988 to date.
                                                        Treasurer: COUNTRY Trust Bank,  1998 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
Philip T. Nelson             Vice President since 2000  Director and Vice President:  Illinois Agricultural Association and
44                                                      Affiliated Companies, 1999 to date; Vice President: COUNTRY Trust
                                                        Bank, 1999 to date; President - LaSalle County Farm Bureau 1993 to
                                                        1999. Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Paul M. Harmon               Secretary since 1995 and   General Counsel: Illinois Agricultural Association and Affiliated
59                           General Counsel since      Companies, 1996 to date; Secretary: Illinois Agricultural Association
                             1996                       and Affiliated Companies, 1998 to date; General Counsel & Secretary,
                                                        COUNTRY Trust Bank, 1996 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
Richard F. Day               Controller since 1992      Controller, COUNTRY Trust Bank, 1974 to date.
61
---------------------------- -------------------------- ------------------------------------------------------------------------


(1) COUNTRY Mutual Funds Trust was formed through the reorganization of COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. COUNTRY Growth Fund, Inc. was formerly known as IAA Trust Growth Fund, Inc. COUNTRY Asset Allocation Fund, Inc. was formerly known as IAA Trust Asset Allocation Fund, Inc. COUNTRY Tax Exempt Bond Fund was formerly known as IAA Trust Tax Exempt Bond Fund. COUNTRY Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Taxable Fixed Income Series Fund, Inc. and IAA Trust Money Market Fund, Inc. All trustees represent all six portfolios of the COUNTRY Mutual Funds complex.
(2) The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702.
(3) Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.
(4) COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5) COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.


                      SECURITIES OF FUNDS OWNED BY TRUSTEES

-------------------------------------------- ----------------------------------------- ------------------------------------------
              Name of Trustee                  Dollar Range of Equity Securities in        Aggregate Dollar Range of Equity
                                                            the Funds                   Securities in All Registered Investment
                                                                                        Companies Overseen by Trustee in family
                                                                                                of Investment Companies
-------------------------------------------- ----------------------------------------- ------------------------------------------
Ronald R. Warfield                           1.  Growth: $10,001-$50,000
                                             2.  Balanced: $10,001-$50,000
                                             3.  Tax Exempt: None                                    Over $100,000
                                             4.  Money Market: $10,001-$50,000
                                             5.  Short-Term Bond: $1, $10,000
                                             6.  Bond: $10,001-$50,000
-------------------------------------------- ----------------------------------------- ------------------------------------------
Robert L. Phelps                             1.  Growth: $10,001-$50,000
                                             2.  Balanced: $1-$10,000
                                             3.  Tax Exempt: None                                   $10,001-$50,000
                                             4.  Money Market: $1-$10,000
                                             5.  Short-Term Bond: None
                                             6.  Bond: None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Charlot R. Cole                              1.  Growth: $10,001-$50,000
                                             2.  Balanced: $10,001-$50,000
                                             3.  Tax Exempt: $1-$10,000                             $10,001-$50,000
                                             4.  Money Market: $1-$10,000
                                             5.  Short-Term Bond: None
                                             6.  Bond: None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy J. Erickson                            1.  Growth: None
                                             2.  Balanced: None
                                             3.  Tax Exempt: None                                        None
                                             4.  Money Market: None
                                             5.  Short-Term Bond: None
                                             6.  Bond: None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Ailene Miller                                1.  Growth: Over $100,000
                                             2.  Balanced: None
                                             3.  Tax Exempt: None                                    Over $100,000
                                             4.  Money Market: None
                                             5.  Short-Term Bond: None
                                             6.  Bond: None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Wendell L. Shauman                           1.  Growth: $1-$10,000
                                             2.  Balanced: $10,001-$50,000
                                             3.  Tax Exempt: None                                   $10,001-$50,000
                                             4.  Money Market: $1-$10,000
                                             5.  Short-Term Bond: None
                                             6.  Bond: None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Roger D. Grace                               1.  Growth: None
                                             2.  Balanced: None
                                             3.  Tax Exempt: None                                        None
                                             4.  Money Market: None
                                             5.  Short-Term Bond: None
                                             6.  Bond: None
-------------------------------------------- ----------------------------------------- ------------------------------------------

No trustee who is not an interested person of the Fund or immediate family member has, during the two most recently completed calendar years had:

o any securities interest in the principal underwriter or investment adviser of the Funds or their affiliates (other than the Funds); or

o any material interest, direct or indirect in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or

o any trustee or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to/from provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

o any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

     (i) the Funds; (ii) An officer of the Funds; (iii) An investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds;
     (iv) An officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds; (v) An investment adviser or principal underwriter of the Funds; (vi) An officer of an investment adviser or principal underwriter of the Funds; (vii) A person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds; or (viii) An officer of a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds;

     (Excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.)

o No officer of the investment adviser or principal underwriter of the Funds, or officers of persons directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds has served during the two most recently completed calendar years, on the Board of trustees of a company where a trustee of the Funds who are not an interested person of the Funds or immediate family member of the trustee, was during the two most recently completed calendar years an officer.

The trustees of the funds receive a trustees' fee of $200 from the Growth Fund and $50 from each of the Balanced Fund, Tax Exempt Bond Fund, Money Market Fund, Short-Term Bond Fund and Bond Fund. This fee is paid for each day or a portion thereof spent in a meeting or meetings of the Board of Trustees or while engaged in special work authorized by the President of the funds or the Board of Trustees. The trustees may also be reimbursed for travel expenses for each meeting of the Board of Trustees attended, and while engaged in special work authorized by the President of the funds or by the Board of Trustees. Trustees and officers receive no other compensation from the funds for their services. The funds do not provide any pension or retirement benefits for the trustees. During the fiscal year ended June 30, 2001, the aggregate amount of fees and expenses paid to trustees and officers was $_________.

Ms. Miller and Messrs. Warfield and Allen serve as members of the Executive Committee. Mr. Warfield is Chairman of the Executive Committee. Ms. Cole, Erickson and Miller and Mr. Grace are members of the Nominating Committee and Audit Committee.

The following table provides information regarding the compensation paid by the funds to the trustees for their services during the fiscal year ended June 30, 2001.

           --------------------------------------------------------------------
           Name                  Total Compensation from Funds and Fund
                                 Complex Paid to Trustees
           --------------------------------------------------------------------
           Ronald R. Warfield     $    0
           --------------------------------------------------------------------
           Roger D. Grace         $    0
           --------------------------------------------------------------------
           Charlot R. Cole        $1,400
           --------------------------------------------------------------------
           Nancy J. Erickson      $1,050
           --------------------------------------------------------------------
           Wendell L. Shauman     $    0
           --------------------------------------------------------------------
           Ailene Miller          $1,400
           --------------------------------------------------------------------
           Robert L. Phelps       $1,400
           --------------------------------------------------------------------

The following information concerns sales charges and the waiver of sales charges under certain circumstances:

Class A Shares

Class A shares are retail shares that require that shareholders pay a sales charge when they invest unless they qualify for a reduction or waiver of the sales charge.

Shareholders pay the net asset value next determined after the order is received plus a sales charge (shown in percentages below) depending on the amount of the investment. The sales charge is calculated as follows:


                               Growth and Balanced
--------------------------------- -------------------------------------- ------------------------------------------
           Amount of Transaction     Sales Charge as % of Offering Price   Sales Charge as % of Net Asset Value
--------------------------------- -------------------------------------- ------------------------------------------
Up To $49,999                                       5.25%
--------------------------------- -------------------------------------- ------------------------------------------
$50,000-$99,999                                     4.00%
--------------------------------- -------------------------------------- ------------------------------------------
$100,000-$499,999                                   2.00%
--------------------------------- -------------------------------------- ------------------------------------------
$500,000 & Above                                    None
--------------------------------- -------------------------------------- ------------------------------------------


                    Tax Exempt Bond, Short-Term Bond and Bond
----------------------------------- -------------------------------------- ------------------------------------------
           Amount of Transaction       Sales Charge as % of Offering Price   Sales Charge as % of Net Asset Value
----------------------------------- -------------------------------------- ------------------------------------------
Up To $49,999                                         2.50%
----------------------------------- -------------------------------------- ------------------------------------------
$50,000-$99,999                                       ___%
----------------------------------- -------------------------------------- ------------------------------------------
$100,000-$499,999                                     ___%
----------------------------------- -------------------------------------- ------------------------------------------
$500,000 & Above                                      None
----------------------------------- -------------------------------------- ------------------------------------------

In addition to the reductions described in the above chart, the Funds may waive the initial sales charges on Class A shares for anyone who is eligible to purchase Class Y shares.

The funds and their Investment Advisor and Principal Underwriter have adopted Codes of Ethics. These Codes of Ethics permit personnel to invest in securities for their our accounts. The codes are on public file with, and are available from, the SEC.


Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Ownership of 25% or more of a voting security is deemed "control" as defined in the Investment Company Act of 1940. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund's outstanding voting securities.

Control Persons
As of September 30, 2001, COUNTRY Trust Bank owned of record the following shares (and corresponding percentage) of the issued and outstanding capital stock of each fund:

Fund Name                            Number of Shares            Percentage

Growth Fund                           4,546,021.42                 56.8%
Balanced Fund                         1,001,127.47                 75.4%
Tax Exempt Bond Fund                    149,788.81                  8.2%
Money Market Fund                    54,073,246.09                 83.4%
Short-Term Bond Fund                  2,578,784.88                 93.0%
Bond Fund                             4,126,764.80                 96.8%

COUNTRY Trust Bank's address is 808 IAA Drive, Bloomington, Illinois. COUNTRY Trust Bank is organized as a federal thrift. COUNTRY Life Insurance Company owns 95% of the outstanding voting securities of COUNTRY Trust Bank.

Principal Holders
As of September 30, 2001, COUNTRY Life Insurance Company owned 96,227.589 shares or 7.24% of the outstanding shares of the Balanced Fund, and 149,455.984 shares or 5.39% of the outstanding shares of the Short-Term Bond Fund.

As of September 30, 2001, COUNTRY Mutual Insurance Company owned 234,484.573 shares or 12.8% of the outstanding shares of the Tax Exempt Bond Fund.

Substantially all of the issued and outstanding voting securities of COUNTRY Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and COUNTRY Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

Management Ownership
As of September 30, 2001, the officers and trustees of the funds as a group owned less than 1% of the issued and outstanding capital stock of any fund.


Investment Advisory and Other Services
--------------------------------------------------------------------------------

The Investment Advisor
The funds' investment advisor is COUNTRY Trust Bank. The funds and the advisor have entered into investment advisory agreements with respect to each fund which are renewable annually by the Board of Trustees or by votes of a majority of each fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each fund's trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Trustees of a fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain fund expenses, each fund pays the advisor annual fees that are based on each fund's average daily net assets. Such fees are computed on a daily basis and paid monthly. The table below lists these annual fees as well as the total dollar amounts that each fund paid the advisor for the last three fiscal years.


                                                             Fee Paid
                                           ----------------------------------------------------------------------
                           Advisory Fee    Year End 6/30/99      Year End 6/30/00          Year End 6/30/01
Fund Name

Growth Fund                    0.75%       $1,187,306            $1,378,720               $
Balanced Fund                  0.75%       $  156,476            $  177,156               $
Tax Exempt Bond Fund           0.50%       $   88,113            $   82,863               $
Money Market Fund              0.50%       $  306,970            $  318,928               $
Short-Term Bond Fund           0.50%       $  144,676*           $  146,094               $
Bond Fund                      0.75%       $  296,621*           $  302,858               $

For the period ended, 6/30/99, the Short - Term Bond Fund and Bond Fund were waived advisory fees and reimbursed expenses totaling $3,969 and $77,861, respectively. For the period ended 6/30/00, the Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund were waived advisory fees and reimbursed expenses totaling $7,420, $11,327 and $91,610, respectively. For the period ended
6/30/01, the Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund were waived advisory fees and reimbursed expenses totaling $________, $________ and $_________ respectively.

Controlling Shareholders
COUNTRY Life Insurance Company owns 95% of the outstanding voting securities of COUNTRY Trust Bank, the investment advisor for the funds. Illinois Agricultural Holding Co. owns 99.99% of issued and outstanding stock of COUNTRY Life Insurance Company. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

Fund Officers Affiliated with Advisor
The following persons who are officers and/or trustees of the funds also hold positions with the advisor as indicated: Ronald R. Warfield, Director and President; John D. Blackburn, Chief Executive Officer; Bruce D. Finks, Vice President - Investments; Richard M. Miller, Senior Vice President and Senior Trust Officer; Philip T. Nelson, Director and Vice President; Paul M. Harmon, Secretary and General Counsel; David A. Magers, Vice President - Treasurer; Richard F. Day, Controller; Robert W. Rush Jr., Executive Vice President; Director; Robert L. Phelps, Director. Wendell L. Shauman does not currently hold a position with the advisor, but served as director of the advisor within the past two (2) years.

The Distributor
The primary and exclusive distributor of the funds' shares, pursuant to Underwriting Agreements with each fund, is Quasar Distributors, LLC "Quasar", located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. Quasar serves as principal underwriter and national distributor for the shares of the funds pursuant to a Distribution Agreement with the funds dated September 1, 2000 (the "Distribution Agreement"). Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds' shares.

Rule 12b-1 Plans
The shareholders of the Growth Fund,  Balanced Fund, Tax Exempt Bond Fund, Short
- Term Bond Fund, and Bond Fund have adopted  respective  Plans of  Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. All payments made pursuant to the plans shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with the distributor.

The plans are considered reimbursement plans because the funds reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of each fund's average daily net assets. Because the funds reimburse the distributor only for actual expenditures, the distributor realizes no profit from the plans. The plans may be terminated at any time and the funds shall have no liability for expenses that were not reimbursed as of the date of termination. The funds do not participate in any joint distribution activities and fees paid under the plans may not be used to finance the distribution of the shares of another fund. Any unreimbursed expenses incurred under the plans will not be carried over to future years.

As of June 30, 2001, the funds had not commenced selling of Class A shares.

Quasar was reimbursed $_________ by the Growth Fund during the fiscal year ended June 30, 2001, pursuant to its Plan. The principal types of activities for which payments were made include: $_______compensation to dealers, $_________ compensation to distributor, and $________ printing costs.

Quasar was reimbursed $_________ by the Balanced Fund during the fiscal year ended June 30, 2001, pursuant to its Plan. The principal types of activities for which payments were made include: $_______ compensation to dealers, $________ compensation to distributor, and $_______ printing costs.

Quasar was reimbursed $_________ by the Tax Exempt Bond Fund during the fiscal year ended June 30, 2001, pursuant to its Plan. The principal types of activities for which payments were made include: $_______ compensation to dealers, $_______ compensation to distributor, and $_______ printing costs.

Quasar was reimbursed $_______ by the Short - Term Bond Fund during the fiscal year ended June 30, 2001, pursuant to its Plan. The principal types of activities for which payments were made include: $_____ compensation to dealers, $______ compensation to distributor, and $_________ printing costs.

Quasar was reimbursed $________ by the Bond Fund during the fiscal year ended June 30, 2001, pursuant to its Plan. The principal types of activities for which payments were made include: $_____ compensation to dealers, $_____ compensation to distributor, and $________ printing costs.

Expenses
Each fund pays all expenses not assumed by COUNTRY Trust Bank, including, but are not limited to: trustees' fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds' administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.


 Other Service Providers
--------------------------------------------------------------------------------

The Transfer Agent
Firstar Mutual Fund Services provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

The Growth Fund paid transfer agent fees totaling $75,623, $71,863, and $108,884 respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. The Balanced Fund paid transfer agent fees totaling $______, $______, and $________ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. The Tax Exempt Bond Fund paid transfer agent fees totaling, $11,983, $13,927 and $________ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. The Money Market Fund paid transfer agent fees totaling $38,008, $48,700, and $_______ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. The Short - Term Bond Fund, paid transfer agent fees totaling $25,047, $24,581, and $________ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. The Bond Fund, paid transfer agent fees totaling $25,047, $24,591, and $______ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001.

Accounting Services
The funds have entered into Accounting Services Agreements with Firstar Mutual Fund Services, LLC. Firstar Mutual Fund Services provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such accounting services.

The Growth Fund paid accounting fees of $61,098, $64,830, and $71,547 respectively, for the fiscal years ended June 30, 1999, 2000, and 2001. The Asset Allocation Fund paid accounting fees of $______, $_______, and $_______ respectively, for the fiscal years ended June 30, 1999, 2000, and 2001. The Tax Exempt Bond Fund paid accounting fees of $30,358, $31,026, and $_______ respectively for the fiscal years ended June 30, 1999, 2000 and 2001. The Money Market Fund paid accounting fees of $44,561, $47,534, and $________ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. The Short
- Term Bond Fund, paid transfer agent fees totaling $32,573, $32,773, and $________ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001. Bond Fund, paid transfer agent fees totaling $36,819, $37,184, and $_________ respectively, for the fiscal years ended June 30, 1999, 2000 and 2001.

Administrative Services
The funds have entered into Administration Agreements with Firstar Mutual Fund Services, LLC. Under Firstar Mutual Fund Services provides administration services for an annual fee, which is comparable to those charged by others who perform such accounting services.

For the fiscal year ended June 30, 1999, the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Fund, Short - Term Bond Fund and Bond Fund paid fees of $122,662, $15,314, $13,857, $46,738, $21,238, and $28,843,
respectively, for administrative services. For the fiscal year ended June 30, 2000, the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Fund, Short - Term Government Bond Fund and Long - Term Bond Fund paid fees of $138,769, $17,363, $12,969, $48,612, $20,922, and $28,707, respectively, for administrative services.

The Custodian
COUNTRY Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702, serves as custodian for the funds. COUNTRY Trust Bank is an affiliated person of the funds. As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each fund's investments. None of the trustees, officers or other employees of the funds ever have personal possession of any fund's investments. These services do not include any managerial or policy making functions of the funds. The funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Accountants
The accounting firm of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, has been designated as independent accountants for each fund. PricewaterhouseCoopers LLP performs annual audits of each fund and is periodically called upon to provide accounting and tax advice.


Brokerage
--------------------------------------------------------------------------------

The Growth Fund and the Balanced Fund: These funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each fund, through COUNTRY Trust Bank, the investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms. A fund may, subject to the primary brokerage allocation criterion that a fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the funds is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the fund or its investment advisor. Research information obtained from brokers and dealers while servicing the fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing the fund. Further, not all research information obtained from brokers and dealers while serving the fund may be used by the fund.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

During the fiscal years ended June 30, 1999, 2000, and 2001 brokerage commissions paid by the Growth Fund totaled, $152,131, $139,834, and $_________ respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales were made by Quasar Distributors, LLC and COUNTRY Capital Management Company through their own representatives.

During the fiscal years ended June 30, 1999, 2000, and 2001 brokerage commissions paid by the Balanced Fund totaled, $15,497, $10,345, and $_______ respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales were made by Quasar Distributors, LLC and COUNTRY Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for these funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

Tax Exempt Bond Fund, Short - Term Bond Fund, and Bond Fund (and other Funds purchasing fixed income securities): The Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a fund, through COUNTRY Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to a fund, or the fund's investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the fund because the investment advisor must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing each fund. Further, not all research information obtained from brokers and dealers while serving the funds may be used by a fund.

During the fiscal years ended 1999, 2000, and 2001 all transactions for the Tax Exempt Bond Fund, Short - Term Government Bond Fund, and Long - Term Bond Fund were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

No brokerage transactions are allocated to brokers or dealers for the sale of a fund's shares; such sales are made by Quasar Distributors, LLC and COUNTRY Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for the funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

Money Market Fund:
The Money Market Fund, acting on recommendations received from its investment advisor, COUNTRY Trust Bank, expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually, no brokerage commissions will be paid on such purchases. Purchases from underwriters of portfolio securities will include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for money market instruments may include the spread between the bid and asked price.

The primary consideration in the allocation of portfolio transactions will be prompt and effective execution of orders at the most favorable price. If two or more brokers or dealers meet this criterion, the fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities. Such information is of the kind generally supplied by broker-dealers to their customers without obligation. This information may be used by COUNTRY Trust Bank to supplement its own research and analysis. Although it is not possible to place a dollar value on this information, it is the opinion of COUNTRY Trust Bank that the receipt and study of such information does not reduce its expenses. Research information obtained from brokers and dealers while servicing the fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing the fund. Further, not all research information obtained from brokers and dealers while servicing the fund may be used by the fund.

During the fiscal years ended June 30, 1999, 2000, and 2001 the Money Market Fund incurred no brokerage commissions.

There may be occasions when portfolio transactions for this fund are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

All Funds:
COUNTRY Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Trust Bank receives specific research products known as Lipper-Mutual Fund Performance Analysis (Weekly) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. If COUNTRY Trust Bank does not place all of the agreed-upon amount of trades, any remaining amounts will be carried forward to future years.


Capital Stock
--------------------------------------------------------------------------------

Each of the Funds issues Class "Y" shares. In addition, each of the Funds (except the Money Market Fund) issues Class "A" shares.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights with respect to the shares of any of the funds. Each issued and outstanding share of each fund is entitled to participate equally in dividends and distributions declared by such fund and in net assets of such fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

All issued and outstanding shares of each fund will be fully paid and non-assessable and will be redeemable at the net asset value per share. The interests of shareholders in the funds will not be evidenced by a certificate or certificates representing shares of a fund.

Each of the Funds is authorized to issue an unlimited number of shares. The par value of the Funds is as follows:

------------------------- -----------------
          Fund               Par Value
------------------------- -----------------
         Growth                $1.00
------------------------- -----------------
        Balanced               $1.00
------------------------- -----------------
       Tax Exempt              $1.00
------------------------- -----------------
          Bond                  $.10
------------------------- -----------------
    Short-Term Bond             $.10
------------------------- -----------------
      Money Market              $.10
------------------------- -----------------

The Board of Trustees has authority, without the necessity of a shareholder vote, to create any number of new series or classes. The trustees currently have authorized two classes of shares to be issued.


Purchases, Redemptions, and Pricing of Shares
--------------------------------------------------------------------------------

Net Asset Value
Shares of each fund are purchased at net asset value, plus a sales charge as described in the prospectus. The net asset value per share of each fund is calculated by adding the value of securities and other assets of that fund, subtracting liabilities and dividing by the number of its outstanding shares. Each fund's share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. The Money Market Fund may calculate its net asset value more than once a day if deemed desirable.

Purchasing Shares
Shares of the funds are sold in a continuous offering and may be purchased on any business day through authorized broker dealers or directly from the funds. Except for the funds themselves, only broker dealers that have an effective sales agreement with the funds are authorized to sell shares of the funds.

Class A Shares
Class A shares of the funds (except the Money Market Fund) are sold at their net asset value plus a sales charge as described in the prospectus.

The sales charge is as follows: (insert final breakpoint chart).

The sales charge may be waived under certain circumstances, as described in the prospectus.

Class Y Shares
Class Y shares of the funds are sold at their net asset value. There is no sales charge when purchasing Class Y shares. However, only eligible persons may purchase Class Y shares of the funds, as described in the prospectus.

Valuation of the Money Market Fund
All securities of the Money Market Fund will be valued by using the amortized cost method, which involves valuing a security at its costs on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a fund would receive if it sold the instrument.

The use by the Money Market Fund of amortized cost and the maintenance by this fund of a net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940, provided that certain conditions are met. The regulations also require the trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for this fund. Such procedures include the determination of the extent of deviation, if any, of the fund's current net asset value per share calculated using available market quotations from the fund's amortized cost price per share.

Valuation of All Other Funds
For all other funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Redemptions in Kind
The funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the Investment Company Act of 1940, the funds may limit the amount of redemption proceeds paid in cash. The funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

Redemptions
Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Exchange of Shares
An exchange is effected by redemption of shares of one fund and the issuance of shares of the other fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. With respect to the Money Market Fund, assuming such fund maintains its share value at $1.00 per share, an exchange of this fund's shares for shares of another COUNTRY Mutual Fund should not create a Federal income tax incident, except for the establishment of a new holding period. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days' prior notice.

Telephone Instructions
Neither the funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the funds will use such procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with Firstar Mutual Fund Services, LLC will be recorded.

Retirement Plans
COUNTRY Trust Bank sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirement of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of all funds except the Tax Exempt Bond Fund.

For individuals eligible to establish an Individual Retirement Account ("IRA"), COUNTRY Trust Bank sponsors a prototype "traditional" IRA which has been approved by the Internal Revenue Service. An individual may be able to deduct contributions made to such a Plan. The deductibility of contributions to an IRA by taxpayers who are participants in an employer's retirement plan is determined by the amount of taxpayer's adjusted gross income. "Rollover contributions" from certain other tax-qualified plans may also be made to this Plan. Possible penalties may be imposed for excess IRA contributions, premature withdrawals or insufficient distributions after age 70 1/2.

An investor considering either the Defined Contribution Plan or the "traditional" IRA , along with the two new types of IRAs which were created by the Taxpayers Relief Act of 1997 as described in the Prospectus, should consult with his or her attorney or tax advisor with respect to Plan requirements and tax implications. Other information relating to eligibility and service fees may be obtained by reading the prototype Plans and, in the case of IRAs, by reading the disclosure statement(s) which the IRS requires to be furnished to individuals who are considering the adoption of an IRA.

For more information, contact COUNTRY Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702 or call toll-free (800) 422-8261.

Automatic Investing
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

Systematic Withdrawal Plan
Shareholders who purchase or already own $5,000 or more of any fund's shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. While no particular withdrawal amount is necessarily recommended, the minimum is $25. The amount of payment may be changed at any time. Dividends and capital gains distributions on a fund's shares in the Plan are automatically reinvested in additional shares at net asset value. All certificates for shares deposited under this Plan must be surrendered and no certificates will be issued unless the Plan is terminated. Payments are made from the proceeds derived from the redemption of fund shares owned by the planholder. With respect to Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund, each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

Firstar Mutual Fund Services, LLC, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the funds. No such charge is currently assessed, but such a charge may be instituted by Firstar Mutual Fund
Services, LLC upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the funds, or by Firstar Mutual Fund Services, LLC.

Checkwriting Privilege Terms (Money Market Fund):
Persons electing checkwriting automatically authorize the bank to honor checks drawn by them on the bank and appoint Firstar Mutual Fund Services, LLC, the fund's transfer agent, as their agent to redeem a sufficient number of shares of the Money Market Fund shares to pay such checks. They also automatically agree:
The owners or owners who signs the check will sign their name exactly as it appears on the application or the check will not be honored; (2) This privilege is subject to the fund and the bank's rules and regulations and applicable government regulations as amended from time to time; (3) The bank may refuse to honor checks and the fund may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed; (4) To examine confirmations and to notify the fund, within thirty days after mailing to the owner(s), of any error in the confirmations and that failure to do so shall preclude any claim against the fund, the distributor, the bank, Firstar Mutual Fund Services, LLC, and each of their representatives and agents by reason of such failure; (5) This privilege may be modified or terminated by any owner by serving written notice to the fund, and the fund may modify or terminate it by serving written notice to the owner(s) thirty days in advance thereof. This feature is not available if a part owner is under age 14. When one of its joint tenants is age 14 to 17, both tenants must sign drafts.

Integrated Voice Response (IVR) System
Shareholders in the funds can obtain toll-free access to account information, as well as certain transactions, by calling (800) 245-2100. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.


Taxation of the Funds
--------------------------------------------------------------------------------

Each fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions (as a percentage of both the fund's overall income and, in the case of the Tax Exempt Bond Fund, its tax-exempt income), and the composition of the fund's portfolio assets. Because each fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the funds will be required to pay any federal income or excise taxes. If a fund failed to qualify, it would be required to pay such taxes.


Underwriter Compensation
--------------------------------------------------------------------------------

Shares of the funds are continuously offered to the public through the distributor. Out of commissions to be received, Provident had agreed to pay all expenses incident to the distribution of shares. If commissions were not sufficient to pay these expenses, Provident would look to the funds' investment advisor for reimbursement. For the fiscal year ended June 30, 2001, Provident received no underwriting fees. Pursuant to the distribution agreement with Quasar, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan. Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the advisor.

Calculation of Performance Data
--------------------------------------------------------------------------------

From time to time, the funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax-equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

Total Percentage Increase
Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return
The Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

       Average Annual Total Return = ( ERV/P ) Raised to the 1/n Power - 1



             Where:   ERV = ending redeemable value at the end of the
                               period covered by the computation of a
                               hypothetical $1,000 payment made at the beginning of the period.

                        P = hypothetical initial payment of $1,000.

                         n   =   period covered by the computation,
                              expressed in terms of years.

The funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = [ ERV - P ]/P

               Where:   ERV = ending redeemable value at the end of the period
                              covered by the computation of a hypothetical
                              $1,000 payment made at the beginning of the period.

                        P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the fund should not be used to compare an investment in a funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

30-Day Yield Calculations
The Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                         YIELD = 2 [ ( a - b + 1) - 1 ]
                                       -------
                                         cd

               Where:   a   = dividends and interest earned during the period.

                        b   = expenses accrued for the period (net of
                              reimbursements).

                        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                        d   = maximum offering price per share on the last day
                              of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the fund. Except as noted below, interest earned on any debt obligations held by a fund is calculated by computing the yield to maturity of each obligation held by that fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

With respect to the Tax Exempt Bond Fund, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With  regard  to  mortgage  or other  receivables-backed  obligations  which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

Tax-Equivalent Yield Calculations
With respect to the Tax Exempt Bond Fund, the "tax-equivalent yield" of this fund is computed by: (a) dividing that portion of the fund's yield (calculated as above) that is tax-exempt by one minus a stated Federal income tax rate, and
(b) adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 39.6%, the computation is:

5% Tax-Free Yield - (1/.396 Tax Rate) = 5%/.604% = 8.2781% Tax Equivalent Yield

In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 8.2781%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 8.2781%.

7-Day Yield Calculations
The Money Market Fund's standard yield quotations as they appear in reports and other material distributed by the fund or by COUNTRY Capital Management Company are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. The yield of this fund for a 7-day period (the "base period") will be computed by determining the net change in the value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.

Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

The effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [(base period return + 1) RAISED TO THE 365/7 POWER ]-1

Growth Fund:
This fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

Balanced Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2001 was _______%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

Tax Exempt Bond Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2001 was _______%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information. The above yield results in a tax-equivalent yield of ______% for the thirty days ended September 30, 2001.

Money Market Fund:
The yield and effective yield of this fund will vary in response to fluctuations in interest rates and in the expenses of the fund. For the seven days ended September 30, 2001 the fund's annualized standard (cash) yield was _____% and its annualized effective (compound) yield was _____%. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. Please refer to the Prospectus for specific information

Short - Term Bond Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2001 was ______%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

Bond Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2001 was ______%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.


Financial Statements
--------------------------------------------------------------------------------

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the funds' investment operations and annual financial statements audited by independent certified public accountants.

Financial Statements
The audited financial statements and notes thereto for each fund contained in the Annual Report to Shareholders dated June 30, 2001, are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by PricewaterhouseCoopers LLP. Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Appendix "A" -- Descriptions of Securities Ratings
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1.   Quality of management.
2.   Industry strengths and risks.
3.   Vulnerability to business cycles.
4.   Competitive position.
5.   Liquidity measurements.
6.   Debt structures.
7.   Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

     Standard & Poor's, a Division of McGraw-Hill Companies, Inc. ("S&P"): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1.   Liquidity ratios are adequate to meet cash requirements.
2.   Long-term senior debt is rated "A" or better.
3.   The issuer has access to at least two additional channels of borrowing.
4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5. Typically, the issuer is in a strong position in a well-established industry or industries.
6.   The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

                    I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

                    II.  Nature of and provisions of the obligation;

                    III. Protection  afforded by, and relative  position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

The four highest bond ratings of S&P and their meanings are:

"AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

"AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

"BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings The letter "P" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

Moody's.: The four highest ratings of Moody's and their meanings are:

"AAA" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"BAA" Bonds which are rated "Baa" are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.





                           COUNTRY MUTUAL FUNDS TRUST

                           PART C - OTHER INFORMATION

Item 23. Exhibits:

          (a) Declaration of Trust. A Declaration of Trust, dated August 9, 2001 is filed herewith.

          (b)  By-Laws. Bylaws, dated August 9, 2001 are filed herewith.

          (c)  Instruments Defining Rights of Security Holders. Not applicable

          (d) Investment Advisory Contracts. The predecessor Corporation's Investment Advisory Agreement, effective September 29, 1992, is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 28, 1996. The successor Trust's Investment Advisory Agreement to be filed upon execution.

          (e) Underwriting Contracts. The predecessor Corporation's Underwriting Agreement, effective September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000. The successor Trust's Underwriting Agreement to be filed upon execution.

          (f)  Bonus or Profit Sharing Contracts. None.

          (g) Custodian Agreement. The predecessor Corporation's Custodian Agreement, effective March 31, 1992, is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 28, 1996. The successor Trust's Custodian Agreement to be filed upon execution.

          (h)  Other Material Contracts.

               (i) Transfer Agent Servicing Agreement: The predecessor Corporation's Transfer Agent Servicing Agreement, effective October 9, 2000 is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000. The successor Trust's Transfer Agent Servicing Agreement to be filed upon execution.

               (ii) Administration    Servicing   Agreement:   The   predecessor
                    Corporation's Administration Servicing Agreement, effective September 1, 2000 is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000. The successor Trust's Administration Servicing Agreement to be filed upon execution.

               (iii)Accounting    Servicing    Agreement:     The    predecessor
                    Corporation's Accounting Servicing Agreement, effective September 1, 2000 is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000. The successor Trust's Accounting Servicing Agreement to be filed upon execution.

          (i)  Legal Opinion. -- Not Applicable

          (j)  Other Opinions. To be filed with next Post-Effective Amendment.

          (k)  Omitted Financial Statements. None

          (l)  Initial Capital Agreements. None

          (m) Rule 12b-1 Plan: The predecessor Corporation's Rule 12b-1 Plan, effective September 28, 1998 is incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000. The successor Trust's Rule 12b-1 Plan to be filed upon execution.

          (n)  Rule 18f-3 Plan. To be filed with next Post-Effective Amendment.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (i) Code of Ethics for Country Mutual Funds: The predecessor Corporation's Code of Ethics, effective May 1, 2000 are incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000. The successor Trust's Code of Ethics to be filed upon execution.

               (ii) Code of Ethics for Country Trust Bank dated May 1, 2000, are incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically on October 11, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant.

                     IAA Control Chart as of June 30, 2001.

                       *ILLINOIS AGRICULTURAL ASSOCIATION

 Illinois Agricultural Association and Affiliated Companies as of June 30, 2001

                    1.   Country Mutual Insurance Company
                    2.   Country Casualty Insurance Company
                    3.   Country Preferred Insurance Company
                    4.   Mid-America Brokerage, Inc. (Oklahoma)
                    5.   MSI Preferred Insurance Company
                    6.   MSI Preferred Services, Inc.
                    7.   Middlesex Mutual Assurance Company
                    8.   Holyoke Mutual Insurance Company in Salem
                    9.   Holyoke Square, Inc.
                    10.  CC Services, Inc.
                    11.  Mid-America Services of Alaska, Inc.
                         Mid-America Services of Arizona, Inc.
                         Mid-America Services of Nevada, Inc.
'                        Mid-America Services of Oregon, Inc.
                    12.  Midfield Corporation
                    13.  Holyoke of Salem Insurance Agency, Inc.
                    14.  Illinois Agricultural Holding Co
               .    15.  Country Life Insurance Company
                    16.  Country Investors Life Assurance Company
                    17.  Country Medical Plans, Inc.
                    18.  Country Capital Management Company
                    19.  Country Trust Bank
                    20.  Country Asset Allocation Fund, Inc
                    21.  Country Growth Fund, inc
                    22.  County Taxable Fixed Income Series Fund, Inc
                    23.  Country Tax Exempt Bond Fund, Inc.
                    24.  AgriVisor Services, Inc .
                    25.  Illinois Agricultural Service Company
                    26.  Interstate Producers Livestock Association
                    27.  IAA Credit Union
                    28.  Illinois Agricultural Auditing Association
                    29.  IAA Foundation
                    30.  Prairie Farms Dairy, Inc.
                    31.  Muller-Pinehurst Dairy, Inc
                    32.  East Side Jersey Dairy, Inc .
                    33.  Ice Cream Specialties, Inc
               .    34.  ABC Dairy, Inc.
                    35.  P.F.D. Supply Corporatio
                    36.  Mo-Kan Express, Inc
                    37.  GMS Transportation Co
               .    38.  Hoosier Dairy, Inc
                    39.  ** ***GROWMARK, Inc.
                    40.  FS Credit Corporation
                    41.  MID-CO Commodities, Inc.
                    42.  FS Financial Services Corporation
                    43.  Lakeland FS, Inc.
                    44.  Southwest FS, Inc.
                    45.  FS Services Ontario Ltd.
                    46.  Henry Foods, L.L.C.
                    47.  FS Structures of Iowa, L.L.C.
                    48.  Project Explorer Mark II Corp
               .    49.  FS Export Services, Inc.
                    50.  FS Energy, Inc . 51. GrowAg, Inc.
                    52.  1105433 Ontario Inc.
                    53.  UCO Petroleum, Inc.

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by Country Mutual Insurance Company.
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Mutual Insurance Company.
4. Organized in Oklahoma as a business corporation. 100% of voting securities owned by Country Mutual Insurance Company.
5. Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by Country Mutual Insurance Company.
6. Organized in Illinois as a business corporation. 60% of voting securities owned by Country Mutual Insurance Company .
7. Organized in Connecticut as a mutual insurance company. Board and management control by Country Mutual Insurance Company.
8. Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by Country Mutual Insurance Company .
9. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem
10. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by Country Mutual Insurance Company; 11.43% of voting securities owned by Country Life Insurance Company.
11. Organized as a business corporation in the state indicated. 100% of voting securities of each company owned by CC Services Inc.
12. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
13. Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Square, Inc.
14. Organized in Illinois as a business corporation. 98.4% of voting securities owned by Illinois Agricultural Association.
15. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co
16. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Life Insurance Company.
17. Organized in Illinois as stock insurance company. 100% of voting securities owned by Country Life Insurance Company.
18. Organized in Illinois as a business corporation. 100% of voting securities owned by Country Life Insurance Company.
19. Organized as a Federal thrift. 94.79% of voting securities owned by Country Life Insurance Company and 5.2% owned by Country Mutual Insurance Company.
20. Organized in Maryland as a mutual fund under the General Corporation Law. 7.24% of voting securities owned by Country Life Insurance Company. 75.4% of the securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
21. Organized in Maryland as a mutual fund under the General Corporation Law. 56.8% of the voting securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
22. Organized in Maryland as a mutual fund under the General Corporation Law. 7.74% of voting securities owned by Country Life Insurance Company. 91.1% of the voting securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
23. Organized in Maryland as a mutual fund under the General Corporation Law. 12.8% of voting securities owned by Country Mutual Insurance Company. 8.2% of the voting securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
24. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co .
25. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
26. Organized in Illinois as an agricultural cooperative. 38.9% of voting securities owned by Illinois Agricultural Association .
27. Organized as an Illinois credit union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
28. Organized in Illinois as an agricultural cooperative. 47.8% of voting securities owned by Illinois Agricultural Association.
29. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
30. Organized in Illinois as an agricultural cooperative. 40.2% of voting securities owned by Illinois Agricultural Association.
31. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
32. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
33. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
34. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
35. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
36. Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
37. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
39. Organized in Delaware under the General Corporation Act. 26.4% of voting securities owned by Illinois Agricultural Association.
40. Organized in Illinois as an agricultural cooperative. 99.7% of voting securities owned by GROWMARK, Inc.
41. Organized in Delaware under the General Corporation Act. 57.2% of voting securities owned by GROWMARK, Inc.
42. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
43. Organized in Illinois as an agricultural cooperative. 47.8% of voting securities owned by FS Financial Services Corporation.
44. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
45. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
46. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
47. Organized in Illinois under the Limited Liability Company Act. 34.5% of voting securities owned by GROWMARK, Inc.
48. Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.
49. Organized in Barbados, West Indies as a foreign sales corporation. 100% of voting securities owned by GROWMARK, Inc.
50. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
51. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc
52. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
53. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

**GROWMARK, Inc. owns stock in approximately 50 of its Illinois and Iowa member companies.

***GROWMARK, Inc. owns 33% or more of the outstanding voting securities in 9 fuel limited liability companies owned in connection with its various Illinois and Iowa member companies.

Item 25. Indemnification:

          Article VII of the Registrant's Declaration of Trust provides the following:

          Section 2. Limitation of Liability.

          A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

          All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

          Section 3. Indemnification.

          (a) Subject to the exceptions and limitations contained in Section 3(b) of this Article:


               (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

               (ii) the words "claim,"  "action," "suit," or "proceeding"  shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               (ii) in the  event  of a  settlement,  unless  there  has  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

          Article VI of the Registrant's Bylaws provides the following:

          Section 2. Indemnification.

          Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

          Section 3. Limitations, Settlements.

          No indemnification shall be provided hereunder to an agent:

               (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

               (b) with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

                    (i) by the court or other body before which the proceeding was brought;

                    (ii) by at  least  a  majority  of  those  Trustees  who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                    (iii)by written  opinion of independent  legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26. Business and Other Connections of Investment Adviser.

          As of September 29, 1992, Country Trust Bank (formerly IAA Trust Company) became the Investment Adviser to Registrant's predecessor companies, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., and Country Taxable Fixed Income Series Fund Inc. Country Trust Bank also provides investment services to the CountrySM Insurance & Financial Services group and exercises fiduciary powers as permitted by its charter.

          Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:


                                   Substantial Business Activities
Name and Position                  During Past Two Fiscal Years

Ronald Ralph Warfield,             See information on "Trustees and Officers of
Director and President             the Funds" -Part B.

Philip Tim Nelson,                 See information on "Trustees and Officers of
Vice President                     the Funds" - Part B.

Charles William Williams           5/1/00-Present - Director of:
------------------------           ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   12/18/96-5/10/00 - Director of:
                                   ------------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   8/24/00-Present - Director of:
                                   -----------------------------
                                   Agricultural Support Association

                                   *1/22/97-1/20/99 - Director of:
                                    -----------------------------
                                   AgriVisor Services, Inc.

                                   *5/22/96-Present - Director of:
                                    -----------------------------
                                   Country Medical Plans, Inc.

                                   1993-Present - Director of:
                                   --------------------------
                                   Prairie Farms Dairy, Inc.
                                   P.O. Box 560
                                   Carlinville, IL  62626

                                   *1985-Present - Director of:
                                   CC Services, Inc. Country
                                   Casualty Insurance Company
                                   Country Investors Life Assurance
                                   Company Country Life
                                   Insurance Company
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1955-Present - Self - Employed Farm
                                   Owner-Operator


                                   *All Addresses:    1701 N. Towanda Avenue
                                    -------------     Bloomington, IL  61702


David Brodie Gardner               5/1/00-Present - Director of:
--------------------               ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/20/99-Present - Director of:
                                    ------------------------------
                                   Country Capital Management Company

                                   *12/8/97-Present - Director of:
                                    -----------------------------
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Medical Plans, Inc.
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   *12/17/97-Present - Director of:
                                    ------------------------------
                                   Illinois Milk Producers' Association

                                   1970-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702


Robert Lowell Phelps               See Information on "Trustees and Officers"
--------------------               of the Funds" - Part B.


David Arthur Downs                 5/1/00-Present - Director of:
------------------                 ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/96-Present - Director of:
                                    ---------------------------
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Medical Plans, Inc.
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1/98-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702


Andrew Leo Goleman                 5/1/00-Present - Director of:
------------------                 ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/96-Present - Director of:
                                    ---------------------------
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Medical Plans, Inc.
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1989-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------       Bloomington, IL  61702


Glenn Rudolph Meyer                5/1/00-Present - Director of:
-------------------                ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present-Director of:
                                    ---------------------------
                                   Agricultural Support Association

                                   *12/20/99-Present - Director of:
                                    ------------------------------
                                   AgriVisor Services, Inc.

                                   *5/22/96-Present - Director of:
                                    -----------------------------
                                   Country Medical Plans, Inc.

                                   *1992-Present - Director of:
                                   CC Services, Inc, Country
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1954-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:    1701 N. Towanda Avenue
                                    -------------     Bloomington, IL  61702


James Paul Schillinger             5/1/00-Present - Director of:
----------------------             ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *10/19/00-Present - Director of:
                                    ------------------------------
                                   Illinois Agricultural Auditing Association

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/21/98-Present - Director of:
                                    ------------------------------
                                   Country Capital Management Company

                                   *5/22/96-Present - Director of:
                                    -----------------------------
                                   Country Medical Plans, Inc.

                                   *1991-Present - Director of:
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1965-Present - Self - Employed Farm

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702

Randall Lee Sims                   5/1/00-Present - Director of:
----------------                   ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *5/22/96-Present - Director of:
                                    -----------------------------
                                   Country Medical Plans, Inc.

                                   *12/1/93-Present - Director of:
                                    -----------------------------
                                   Illinois Agricultural Association

                                   *12/15/93-Present - Director of:
                                    ------------------------------
                                   AgriVisor Services, Inc.
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Holding Co.

                                   1994-Present - President of:
                                   ---------------------------
                                   Sims Enterprises, Inc.
                                   980 E. 1700th St.
                                   Liberty, IL  62347

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702

Donald Edwin Stephen               5/1/00-Present - Director of:
--------------------               ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/20/99-Present - Director of:
                                    ------------------------------
                                   AgriVisor Services, Inc.

                                   *5/22/96-Present - Director of:
                                    -----------------------------
                                   Country Medical Plans, Inc.

                                   *1981-Present - Director of:
                                   CC Services, Inc.
                                   Counntry Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1971-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------

Gerald Dean Thompson               12/18/00-Present - Director of:
--------------------               ------------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   12/20/99-5/10/00 - Director of:
                                   ------------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/99-Present - Director of:
                                    ---------------------------
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Medical Plans, Inc.
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1996-Present - Board Member of:
                                   ------------------------------
                                   McLean County Farm Bureau
                                   2301 W. Market St.
                                   Bloomington, IL  61704

                                   3/92-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702

Robert Earl Thurston               5/1/00-Present - Director of:
--------------------               ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1/1/98-5/10/00 - Director of:
                                   ----------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *5/22/96-Present - Director of:
                                    -----------------------------
                                   Country Medical Plans, Inc.

                                   *12/92-Present - Director of:
                                    ---------------------------
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1970-Present - Self - Employed Farm
                                   Owner-Operator

                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702


Dale William Wachtel               12/18/00-Present - Director of:
--------------------               ------------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   12/98-5/10/00 - Director of:
                                   ---------------------------
                                   IAA Trust Company
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   *8/24/00-Present - Director of:
                                    -----------------------------
                                   Agricultural Support Association

                                   *12/9/98-Present - Director of:
                                    -----------------------------
                                   CC Services, Inc.
                                   Country Casualty Insurance Company
                                   Country Investors Life Assurance Company
                                   Country Life Insurance Company
                                   Country Medical Plans, Inc.
                                   Country Mutual Insurance Company
                                   Country Preferred Insurance Company
                                   Illinois Agricultural Association
                                   Illinois Agricultural Holding Co.

                                   1997-Present - President of:
                                   ---------------------------
                                   1996-Present - Director of:
                                   --------------------------
                                   Effingham County Farm Bureau
                                   1102 W. Evergreen
                                   P.O. Box 569
                                   Effingham, IL  62401-0569

                                   3/92-Present - Self - Employed Farm
                                   Owner-Operator


                                   *All Addresses:     1701 N. Towanda Avenue
                                    -------------      Bloomington, IL  61702

Andrew Thomas Nappi                5/1/00-Present - Director of:
-------------------                ----------------------------
                                   Country Trust Bank
                                   808 IAA Drive
                                   P.O. Box 2901
                                   Bloomington, IL  61702-2901

                                   1991-8/29/00 -
Professor & Director of:
                                   Illinois State University
                                   Center for Insurance and Financial
                                   Services/Katie
                                   Insurance School/College of Business
                                   Normal, IL  61761


Item 27. Principal Underwriter

     (a)  Quasar   Distributors,   LLC  the   principal   underwriter   for  the
          Registrant's securities, currently acts as principal underwriter for the following entities:

                           Firstar Funds, Inc.
                           Firstar Stellar Funds
                           Cullen Funds Trust
                           The Arbitrage Funds
                           Country Mutual Funds


     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal       Position and Offices with     Positions and
Business Address         Quasar Distributors, LLC      Offices with Registrant

James R. Schoenike       President, Board Member       None
Donna J. Berth           Treasurer                     None
James J. Barresi         Secretary                     None
Joe Redwine              Board Member                  None
Bob Kern                 Board Member                  None
Paul Rock                Board Member                  None
Jennie Carlson           Board Member                  None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

          Records Relating to:                                  Are located at:
          Registrant's fund accountant, administrator and       Firstar Mutual Fund Services, LLC
          transfer agent                                        615 East Michigan Street
                                                                Milwaukee, WI  53202
          Registrant's custodian                                Country Trust Bank
                                                                808 IAA Drive
                                                                Bloomington, IL  61702
          Registrant's investment adviser                       Country Trust Bank
                                                                808 IAA Drive
                                                                Bloomington, IL  61702

          The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by David A. Magers, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61702.

          The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.

Item 29. Management Services.  Not Applicable.

Item 30. Undertakings.

          (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Illinois on this 24th day of August 2001.

                                                     COUNTRY MUTUAL FUNDS TRUST
                                                     (Registrant)

                             By: /s/ Paul M. Harmon
                                ------------------------------------------------
                                Name: Paul M. Harmon
                                 Title: Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE                    TITLE                              DATE

/s/ Ronald R. Warfield       President
-----------------------      (Principal Executive Officer)    August 24, 2001
Ronald R. Warfield


/s/David A. Magers           Treasurer (Principal Financial   August 24, 2001
-----------------------      & Accounting Officer)
David A. Magers

/s/Paul M. Harmon            Trustee                          August 24, 2001
-----------------------
Paul M. Harmon


                            COUNTRY GROWTH FUND, INC.

                            EXHIBIT INDEX TO PART "C"
                                       OF
                            POST-EFFECTIVE AMENDMENT


Item No.                              Description

99(a)                                 Declaration of Trust

99(b)                                 Bylaws